Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
July 31, 2022
(Unaudited)
Shares Value
COMMON STOCKS — 81.3%
ARGENTINA — 0.1%
13,959 MercadoLibre, Inc.(a) ........... $ 11,358,578
AUSTRALIA — 2.7%
1,161,847 Adbri Ltd. .................... 2,071,938
325,919 ALS Ltd. ..................... 2,676,914
29,378 Altium Ltd. ................... 648,749
1,423,895 Alumina Ltd. .................. 1,546,683
81,584 AMP Ltd.(a) .................. 62,478
28,815 ASX Ltd. ..................... 1,790,990
114,550 AUB Group Ltd. ............... 1,571,151
26,333 Aurelia Metals Ltd.(a)(b) ......... 5,093
726,800 Aurizon Holdings Ltd. ........... 2,057,060
34,220 Australian Agricultural Co. Ltd.(a) .. 44,381
325,894 Australian Clinical Labs Ltd.(c) .... 1,209,879
140,436 Base Resources Ltd. ............. 29,963
2,240,860 Beach Energy Ltd. .............. 2,887,843
91,810 Bendigo & Adelaide Bank Ltd. ..... 666,232
881,609 BlueScope Steel Ltd. ............ 10,355,714
148,373 Brickworks Ltd. ................ 2,193,740
607,510 BWP Trust REIT ............... 1,830,641
1,107 Cardno Ltd. .................. 248
1 Castile Resources Ltd.(a) ......... 0
981,660 Centuria Office REIT ........... 1,286,293
55,092 Challenger Ltd. ................ 272,141
1,990,009 Champion Iron Ltd. ............ 6,789,690
765,999 Charter Hall Retail REIT ......... 2,267,382
50,759 Clinuvel Pharmaceuticals Ltd. ..... 672,604
483,590 Cooper Energy Ltd.(a) ........... 76,491
2,321,270 CSR Ltd. .................... 7,449,669
78,529 Data#3 Ltd. .................. 342,030
126,315 DDH1 Ltd. .................. 70,602
268,649 Deterra Royalties Ltd. ........... 819,972
209,287 DGL Group Ltd.(a)(c) ........... 367,178
21,085 Domino's Pizza Enterprises Ltd. .... 1,078,074
212,592 Downer EDI Ltd. .............. 827,654
39,774 EBOS Group Ltd. .............. 988,321
112,133 Eclipx Group Ltd.(a) ............ 207,641
14,106 Enero Group Ltd. .............. 31,015
791,469 Estia Health Ltd. ............... 1,107,855
278,296 Evolution Mining Ltd. ........... 514,090
226,439 Fenix Resources Ltd. ............ 43,856
919,989 GrainCorp Ltd. - Class A ......... 5,553,725
371,093 Grange Resources Ltd. ........... 293,424
44,305 Growthpoint Properties Australia Ltd.
REIT ................... 117,744
919,565 GWA Group Ltd. .............. 1,341,136
376,512 Hansen Technologies Ltd. ........ 1,508,953
3,108,594 Healius Ltd. .................. 8,469,795
102,108 IGO Ltd. .................... 800,102
2,000,607 Iluka Resources Ltd. ............ 13,578,166
618,455 Imdex Ltd. ................... 787,412
5,937,724 Incitec Pivot Ltd. ............... 15,128,401
Shares Value
AUSTRALIA (continued)
822,850 Inghams Group Ltd. ............ $ 1,706,028
35,452 Integrated Research Ltd.(a) ....... 12,687
212,265 IRESS Ltd. ................... 1,702,160
56,875 JB Hi-Fi Ltd. .................. 1,684,092
21,819 Jumbo Interactive Ltd. ........... 221,120
1,631,785 Karoon Energy Ltd.(a) ........... 2,156,129
364,347 MACA Ltd. .................. 255,995
1,033,952 Macmahon Holdings Ltd. ........ 104,948
749,872 Mayne Pharma Group Ltd.(a) ..... 178,937
368,733 McMillan Shakespeare Ltd. ....... 3,179,481
755,025 Medibank Pvt Ltd. ............. 1,815,482
1,602,017 Metals X Ltd.(a) ............... 356,204
23,600 Metarock Group Ltd. ............ 7,317
406,698 Mineral Resources Ltd. .......... 15,496,853
184,617 MMA Offshore Ltd.(a) .......... 77,734
316,264 Monash IVF Group Ltd. ......... 247,518
172,475 Myer Holdings Ltd. ............. 56,897
64,260 Navigator Global Investments Ltd. .. 69,121
3,330,291 New Hope Corp. Ltd. ........... 10,317,512
1,062,820 Nine Entertainment Co. Holdings
Ltd. ..................... 1,550,622
286,175 Northern Star Resources Ltd. ...... 1,572,712
116,936 NRW Holdings Ltd. ............ 160,083
1,204,965 Nufarm Ltd. .................. 4,388,311
39,455 Objective Corp. Ltd. ............ 423,675
155,223 OFX Group Ltd.(a) ............. 295,858
531,096 Orica Ltd. .................... 6,294,675
5,193,040 Orora Ltd. ................... 12,998,907
363,106 OZ Minerals Ltd. .............. 4,849,368
4,675 Peet Ltd. ..................... 3,411
259,370 Perenti Global Ltd. ............. 104,635
1,442,317 Perseus Mining Ltd. ............. 1,711,774
741,685 Platinum Asset Management Ltd. ... 952,309
181,035 Qube Holdings Ltd. ............ 352,137
9,386 ReadyTech Holdings Ltd.(a) ...... 21,265
21,089 Regis Healthcare Ltd. ............ 32,009
108,130 Ridley Corp. Ltd. .............. 128,183
77,517 RPMGlobal Holdings Ltd.(a) ...... 86,085
827,717 Sandfire Resources Ltd. .......... 2,671,167
2,000,607 Sierra Rutile Holdings Ltd.(a) ..... 447,304
863,145 Silver Lake Resources Ltd.(a) ...... 872,731
61,840 Sonic Healthcare Ltd. ........... 1,489,201
73,791 SRG Global Ltd. ............... 36,129
495,455 Steadfast Group Ltd. ............ 1,857,481
227,430 Suncorp Group Ltd. ............ 1,796,080
12,440 Sunland Group Ltd. ............ 22,018
5,679 Symbio Holdings Ltd. ........... 15,963
794,940 Tabcorp Holdings Ltd. ........... 554,534
777,648 Technology One Ltd. ............ 6,452,358
346,313 Telix Pharmaceuticals Ltd.(a) ...... 1,808,872
70,056 Ten Sixty Four Ltd. ............. 30,902
242,617 Terracom Ltd.(a) ............... 138,728
64,020 Tuas Ltd.(a) ................... 69,420

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
AUSTRALIA (continued)
88,059 Vulcan Steel Ltd. ............... $ 540,464
4,028,261 Whitehaven Coal Ltd. ........... 17,735,946
91,402 Worley Ltd. ................... 922,456
2,185 Zimplats Holdings Ltd. .......... 39,469
217,514,570
AUSTRIA — 0.1%
50,721 ANDRITZ AG ................ 2,373,227
4,141 AT&S Austria Technologie &
Systemtechnik AG .......... 208,036
39,425 Erste Group Bank AG ........... 999,530
39,339 EVN AG ..................... 927,824
35,185 OMV AG .................... 1,498,528
2,827 Palfinger AG .................. 70,078
52,070 Raiffeisen Bank International AG ... 630,816
43,105 Schoeller-Bleckmann Oilfield
Equipment AG ............ 2,464,709
10,908 Semperit AG Holding ........... 221,185
4,167 Strabag SE .................... 172,502
184,975 UNIQA Insurance Group AG ..... 1,267,282
7,430 Vienna Insurance Group AG Wiener
Versicherung Gruppe ........ 170,580
6,318 voestalpine AG ................ 142,260
37,839 Zumtobel Group AG ............ 270,370
11,416,927
BELGIUM — 0.4%
11,479 Ackermans & van Haaren NV ..... 1,687,432
1,033 Ascencio REIT ................ 56,171
196,676 Azelis Group NV ............... 4,300,636
54,218 Barco NV .................... 1,420,586
52,649 Bekaert SA ................... 1,864,695
92,584 bpost SA ..................... 581,050
3,608 Cie d'Entreprises CFE(a) ......... 35,253
10,734 Deceuninck NV ............... 27,817
5,054 Dredging Environmental & Marine
Engineering NV(a) ......... 584,315
250,186 Econocom Group SA ............ 851,141
18,393 EVS Broadcast Equipment SA ..... 416,279
3,335 Financiere de Tubize SA .......... 255,654
140,385 Galapagos NV(a) ............... 7,122,302
3,275 Intervest Offices & Warehouses NV
REIT ................... 92,643
13,034 Ion Beam Applications ........... 228,121
35,685 KBC Ancora .................. 1,249,869
64,246 Melexis NV ................... 5,512,492
104,110 Proximus SADP ............... 1,442,653
4,125 Retail Estates NV REIT .......... 291,243
2,703 Sipef NV ..................... 157,217
3,925 Sofina SA .................... 919,193
47,870 Telenet Group Holding NV ....... 765,599
16,920 Umicore SA .................. 612,883
Shares Value
BELGIUM (continued)
1,345 Wereldhave Belgium Comm VA REIT $ 71,914
30,547,158
BERMUDA — 0.3%
395,000 Argo Group International Holdings
Ltd. ..................... 12,952,050
420,000 James River Group Holdings Ltd. ... 9,979,200
22,931,250
BRAZIL — 0.4%
812,175 BRF SA - ADR(a) .............. 2,460,890
2,165,784 Cia Energetica de Minas Gerais - ADR 4,808,041
3,635,348 Hapvida Participacoes e Investimentos
S/A(c)(d) ................. 4,349,124
1,625,100 Rumo SA .................... 5,524,731
388,700 StoneCo Ltd. - Class A(a) ........ 3,723,746
1,228,600 Ultrapar Participacoes SA ......... 3,015,639
2,047,000 Vibra Energia SA ............... 6,610,883
30,493,054
CANADA — 3.8%
841,882 AbCellera Biologics, Inc.(a) ....... 8,452,495
361,633 Advantage Energy Ltd.(a) ......... 3,109,273
138,710 Aecon Group, Inc. .............. 1,202,359
7,300 Algoma Steel Group, Inc. ......... 67,268
5,100 Allied Properties Real Estate
Investment Trust REIT ...... 136,088
125,630 Altius Minerals Corp. ........... 1,794,364
367,100 Altus Group Ltd. ............... 15,070,436
54,300 Amerigo Resources Ltd. .......... 55,125
203,005 ARC Resources Ltd. ............ 2,847,190
46,180 Aritzia, Inc.(a) ................. 1,456,930
59,034 Artis Real Estate Investment Trust
REIT ................... 537,532
46,115 ATS Automation Tooling Systems, Inc.
(a) ...................... 1,460,281
276,600 Baytex Energy Corp.(a) .......... 1,486,086
167,900 Birchcliff Energy Ltd. ........... 1,290,177
10,180 Bird Construction, Inc. .......... 57,874
26,300 Black Diamond Group Ltd. ....... 77,223
57,479 Boardwalk Real Estate Investment
Trust REIT ............... 2,192,241
14,595 Bonterra Energy Corp.(a) ......... 109,985
7,534 Bridgemarq Real Estate Services .... 78,426
816,578 CAE, Inc.(a) .................. 21,604,516
81,480 Cameco Corp. ................. 2,098,481
39,785 Canadian Apartment Properties REIT 1,507,142
64,860 Canadian Western Bank .......... 1,310,318
290,924 Canfor Corp.(a) ............... 6,190,839
202,845 Capstone Copper Corp.(a) ........ 457,789
41,947 Cardinal Energy Ltd. ............ 304,640
34,975 CCL Industries, Inc. - Class B ..... 1,757,012
131,188 Celestica, Inc.(a) ............... 1,382,005
14,600 Computer Modelling Group Ltd. ... 56,779

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
CANADA (continued)
98,600 Crescent Point Energy Corp. ...... $ 779,991
30,800 Crew Energy, Inc.(a) ............ 134,692
126,950 CT Real Estate Investment Trust REIT 1,685,331
157,730 Descartes Systems Group, Inc. (The)(a) 10,895,940
124,620 Descartes Systems Group, Inc. (The)(a) 8,603,765
833,325 Dollarama, Inc. ................ 50,505,137
6,431 Dream Impact Trust - Units ....... 23,905
11,152 DREAM Unlimited Corp. - Class A . 287,389
60,030 Empire Co. Ltd. - Class A ........ 1,821,690
64,600 Ensign Energy Services, Inc.(a) ..... 174,042
21,700 Evertz Technologies Ltd. ......... 246,562
19,383 Exco Technologies Ltd. .......... 132,293
80,075 Finning International, Inc. ........ 1,750,888
6,700 Firm Capital Property Trust REIT .. 34,794
32,105 First Quantum Minerals Ltd.(a) .... 586,667
57,915 FirstService Corp. .............. 7,751,344
44,310 Gildan Activewear, Inc. .......... 1,298,625
215,205 H&R Real Estate Investment Trust
REIT ................... 2,267,085
4,319 High Liner Foods, Inc. ........... 40,305
1,173,774 IAMGOLD Corp.(a) ............ 1,948,465
55,440 IGM Financial, Inc. ............. 1,609,667
5,064 InPlay Oil Corp.(a) ............. 13,248
319,239 Interfor Corp.(a) ............... 7,882,814
62,267 International Petroleum Corp.(a) ... 760,321
268,145 Kelt Exploration Ltd.(a) .......... 1,440,660
82,100 Kinaxis, Inc.(a) ................ 9,814,430
411,025 Knight Therapeutics, Inc.(a) ....... 1,858,447
67,505 Labrador Iron Ore Royalty Corp. ... 1,491,852
323,300 Lightspeed Commerce, Inc.(a) ..... 6,937,866
31,385 Linamar Corp. ................ 1,430,835
256,010 Lundin Mining Corp. ........... 1,443,436
4,900 Major Drilling Group International,
Inc.(a) ................... 36,696
63,436 Medical Facilities Corp. .......... 487,950
449,000 MEG Energy Corp.(a) ........... 6,181,617
34,815 Metro, Inc. ................... 1,927,868
2,387 Morguard Corp. ............... 206,089
72,866 Morguard North American Residential
Real Estate Investment Trust
REIT ................... 963,922
208,120 Mullen Group Ltd. ............. 2,372,849
1 Nexus Industrial REIT - Units ..... 8
381,337 NuVista Energy Ltd.(a) .......... 3,391,846
85,856 Obsidian Energy Ltd.(a) ......... 732,144
24,170 Onex Corp. ................... 1,291,785
38,615 Open Text Corp. ............... 1,579,519
26,565 Paramount Resources Ltd. - Class A . 659,898
37,000 Parex Resources, Inc. ............ 688,829
285,056 Pason Systems, Inc. ............. 3,423,655
222,953 Peyto Exploration & Development
Corp. ................... 2,507,144
46,400 Pine Cliff Energy Ltd. ........... 66,671
Shares Value
CANADA (continued)
78,738 Pipestone Energy Corp.(a) ........ $ 263,782
29,452 Precision Drilling Corp.(a) ........ 2,007,396
46,754 Primaris Real Estate Investment Trust
REIT ................... 483,769
410,000 Ritchie Bros Auctioneers, Inc. ..... 29,548,700
30,140 Ritchie Bros Auctioneers, Inc. ..... 2,172,443
120,456 Russel Metals, Inc. .............. 2,588,692
106,111 SmartCentres Real Estate Investment
Trust REIT ............... 2,421,275
37,380 Sprott, Inc. ................... 1,414,576
33,270 Stantec, Inc. .................. 1,641,741
285,324 Stelco Holdings, Inc. ............ 8,052,485
61,650 Stella-Jones, Inc. ............... 1,829,930
39,100 Tidewater Midstream and
Infrastructure Ltd. .......... 37,862
18,555 TMX Group Ltd. .............. 1,903,824
21,745 Toromont Industries Ltd. ......... 1,831,399
57,605 Tourmaline Oil Corp. ........... 3,609,113
16,690 Uni-Select, Inc.(a) .............. 482,108
142,270 Vermilion Energy, Inc. ........... 3,678,544
44,177 Wajax Corp. .................. 720,328
22,080 West Fraser Timber Co. Ltd. ...... 2,067,214
512,884 Western Forest Products, Inc. ...... 596,773
88,055 Whitecap Resources, Inc. ......... 673,194
12,945 WSP Global, Inc. .............. 1,561,831
299,908,829
CHILE — 0.0%
2,044,892 Cencosud SA .................. 2,793,544
CHINA — 3.3%
4,754,716 3SBio, Inc.(c)(d) ............... 3,164,865
13,276,000 Agricultural Bank of China Ltd. - H
Shares ................... 4,378,719
717,728 Alibaba Group Holding Ltd.(a) .... 8,069,752
89,716 Alibaba Group Holding Ltd. - ADR(a) 8,017,919
143,000 Autohome, Inc. - ADR .......... 5,103,670
2,818,500 Bank of Changsha Co. Ltd. - A Shares 3,092,326
1,982,739 Bank of Chengdu Co. Ltd. - A Shares 4,530,367
10,480,770 Bank of China Ltd. - H Shares ..... 3,726,808
5,896,000 Bank of Communications Co. Ltd. - H
Shares ................... 3,509,377
4,069,200 Bank of Jiangsu Co. Ltd. - A Shares . 4,345,748
290,195 Baozun, Inc. - ADR(a) ........... 2,524,697
2,400,400 Beibuwan Port Co. Ltd. - A Shares .. 2,792,489
1,020,100 Beibuwan Port Co. Ltd. - A Shares .. 1,189,228
4,297,800 Beijing Yanjing Brewery Co. Ltd. - A
Shares ................... 5,284,790
8,249,000 Beiqi Foton Motor Co. Ltd. - A
Shares(a) ................. 3,481,119
6,487,044 China Construction Bank Corp. - H
Shares ................... 4,142,696
6,820,000 China Galaxy Securities Co. Ltd. - H
Shares ................... 3,372,681

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
CHINA (continued)
5,952,000 China Railway Group Ltd. - H Shares $ 3,543,196
6,828,944 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 5,283,504
772,400 Chongqing Department Store Co. Ltd.
- A Shares ................ 2,557,530
5,150,900 Daqin Railway Co. Ltd. - A Shares .. 4,618,240
5,171,600 Dongfang Electric Corp. Ltd. - H
Shares ................... 6,538,003
4,004,000 Dongfeng Motor Group Co. Ltd. - H
Shares ................... 2,766,744
2,474,205 FAW Jiefang Group Co. Ltd. ...... 3,193,199
1,194,480 Fujian Star-net Communication Co.
Ltd. - A Shares ............. 3,994,241
3,757,000 Greentown China Holdings Ltd. ... 7,426,314
3,325,700 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ 3,170,819
175,216 I-Mab - ADR(a) ............... 1,836,264
9,504,000 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 5,024,650
3,394,600 IRICO Display Devices Co. Ltd. - A
Shares(a) ................. 2,244,703
1,284,300 Jacobio Pharmaceuticals Group Co.
Ltd.(a)(c)(d) .............. 707,542
2,895,483 Jilin Sino-Microelectronics Co. Ltd. -
A Shares ................. 3,183,060
7,489,000 Kingdee International Software Group
Co. Ltd.(a) ............... 16,169,673
1,875,120 Li Ning Co. Ltd. ............... 15,210,285
2,293,400 MLS Co. Ltd. - A Shares ......... 3,306,131
330,307 New Oriental Education &
Technology Group, Inc. - ADR(a) 9,053,715
5,511,600 ORG Technology Co. Ltd. - A Shares 4,133,219
9,350,000 People's Insurance Co. Group of China
Ltd. (The) - H Shares ........ 2,799,453
11,279,400 Rizhao Port Co. Ltd. - A Shares .... 5,283,869
2,440,400 Shandong Haihua Co. Ltd. - A Shares 3,125,464
12,066,000 Shandong Nanshan Aluminum Co.
Ltd. - A Shares ............. 6,268,626
1,437,405 Shanghai Kehua Bio-Engineering Co.
Ltd. - A Shares ............. 2,102,307
1,968,231 Shenzhen Hepalink Pharmaceutical
Group Co. Ltd. - A Shares .... 4,652,878
545,500 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 706,091
1,698,000 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 2,193,256
1,350,365 Sichuan Kelun Pharmaceutical Co.
Ltd. - A Shares ............. 4,407,671
5,233,500 Sino-Ocean Group Holding Ltd. ... 846,982
1,668,000 Tasly Pharmaceutical Group Co. Ltd. -
A Shares ................. 2,519,367
7,694,886 Tianjin Port Co. Ltd. - A Shares .... 4,591,600
1,856,367 Tongkun Group Co. Ltd. - A Shares . 3,972,579
Shares Value
CHINA (continued)
1,544,000 Triangle Tyre Co. Ltd. - A Shares ... $ 2,682,039
366,488 Vipshop Holdings Ltd. - ADR(a) ... 3,357,030
3,635,300 Wuxi Taiji Industry Co. Ltd. - A
Shares ................... 3,905,694
2,378,400 Xiamen King Long Motor Group Co.
Ltd. - A Shares(a) ........... 2,785,906
3,486,800 Xiaomi Corp. - B Shares(a)(c)(d) ... 5,483,991
1,799,374 Xuji Electric Co. Ltd. - A Shares .... 5,920,203
2,740,300 Yunnan Copper Co. Ltd. - A Shares . 4,678,720
3,459,340 Zai Lab Ltd.(a) ................ 14,167,968
5,720,800 Zoomlion Heavy Industry Science and
Technology Co. Ltd. - H Shares 2,974,272
264,114,249
COSTA RICA — 0.0%
42,074 Establishment Labs Holdings, Inc.(a) 2,494,567
DENMARK — 1.4%
698,872 ALK-Abello A/S(a) ............. 13,953,489
986,425 Ambu A/S - Class B ............. 11,214,897
43,156 Carlsberg AS - Class B ........... 5,581,881
126,873 D/S Norden A/S ............... 5,536,437
47,216 DSV A/S ..................... 7,955,943
175,891 FLSmidth & Co. A/S ............ 4,831,244
90,101 Genmab A/S(a) ................ 32,059,745
2,301,298 H Lundbeck A/S ............... 11,374,420
45,026 ISS A/S(a) .................... 786,899
145,728 Matas A/S .................... 1,563,529
22,271 Nilfisk Holding A/S(a) ........... 526,367
26,620 Novozymes A/S - Class B ......... 1,700,494
15,110 Pandora A/S .................. 1,122,549
16,420 Royal Unibrew A/S ............. 1,400,358
83,125 Scandinavian Tobacco Group A/S(c)
(d) ..................... 1,592,032
19,850 Schouw & Co. A/S ............. 1,477,952
16,995 SimCorp A/S .................. 1,268,478
2,080 Solar A/S - Class B .............. 195,614
67,195 Spar Nord Bank A/S ............ 769,922
3,312 Sparekassen Sjaelland-Fyn A/S ..... 71,441
34,270 Topdanmark A/S ............... 1,670,814
298,972 Vestas Wind Systems A/S ......... 7,858,104
114,512,609
FINLAND — 0.5%
5,085 Aspo Oyj .................... 39,152
1,816 Consti Oyj ................... 19,154
30,595 Elisa Oyj ..................... 1,692,060
4,799 eQ Oyj ...................... 110,482
10,938 Fiskars Oyj Abp ................ 216,065
113,145 Kemira Oyj ................... 1,436,626
62,350 Kesko Oyj - Class B ............. 1,542,113
11,835 Marimekko Oyj ................ 164,527
2,205,171 Metso Outotec Oyj ............. 18,229,488
764 Olvi Oyj - Class A .............. 28,128

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
FINLAND (continued)
2,406 Oma Saastopankki Oyj .......... $ 53,752
12,419 Oriola Oyj - Class A ............ 25,307
75,503 Oriola Oyj - Class B ............ 153,412
87,283 Orion Oyj - Class B ............. 4,166,676
12,025 Pihlajalinna Oyj ............... 130,649
1,799 Ponsse Oyj ................... 48,418
53,668 Revenio Group Oyj ............. 2,764,412
38,244 Sievi Capital Oyj(a) ............. 53,344
17,977 Stockmann Oyj Abp - Class B(a) ... 46,164
102,205 Stora Enso Oyj - Class R ......... 1,580,671
62,900 TietoEVRY Oyj ................ 1,710,876
3,578 Titanium Oyj(c) ............... 49,980
85,448 Uponor Oyj .................. 1,286,440
5,907 Vaisala Oyj - Class A ............ 272,544
43,480 Valmet Oyj ................... 1,209,934
341,560 YIT Oyj ..................... 1,161,860
38,192,234
FRANCE — 1.3%
12,540 ABC arbitrage ................. 89,680
4,416 AKWEL ..................... 79,525
115,755 ALD SA(c)(d) ................. 1,371,238
9,340 Altarea SCA REIT .............. 1,385,139
10,555 Alten SA ..................... 1,429,570
11,145 Amundi SA(c)(d) ............... 605,116
13,295 Arkema SA ................... 1,259,510
1,312 Assystem SA .................. 49,432
4,299 Aubay ....................... 228,590
27,620 Beneteau SA .................. 317,618
369 Boiron SA .................... 17,259
323,585 Bollore SE .................... 1,633,736
52,140 Bouygues SA .................. 1,576,180
59,815 Bureau Veritas SA .............. 1,649,735
24,742 Carmila SA REIT .............. 391,610
103,780 Carrefour SA .................. 1,768,625
98,200 Catana Group ................. 733,751
641 Cegedim SA .................. 13,731
389,059 Cellectis SA(a) ................. 1,011,916
19,293 Cie des Alpes(a) ................ 338,726
71,105 Cie Plastic Omnium SA .......... 1,329,905
143,746 Coface SA(a) .................. 1,505,430
309,397 Derichebourg SA ............... 1,972,042
18,770 Eiffage SA .................... 1,761,359
3,795 Ekinops SAS(a) ................ 27,254
16,335 Equasens ..................... 1,423,037
15,269 Eramet SA .................... 1,616,323
7,064 Esker SA ..................... 1,061,093
188,016 Etablissements Maurel et Prom SA .. 993,616
6,341 Eurobio Scientific SA(a) .......... 127,181
105,061 Gaztransport Et Technigaz SA ..... 14,490,439
16,183 Genfit(a) ..................... 68,494
3,114 Groupe Guillin ................ 66,847
6,013 Guerbet ..................... 124,060
Shares Value
FRANCE (continued)
25,915 ICADE REIT ................. $ 1,297,478
658 Infotel SA .................... 36,049
1,575 Interparfums SA ............... 79,025
24,523 Ipsen SA ..................... 2,480,679
39,895 IPSOS ...................... 2,044,848
7,533 Jacquet Metals SACA ............ 135,686
41,955 La Francaise des Jeux SAEM(c)(d) .. 1,498,551
359,638 Lectra ....................... 12,640,822
16,105 Legrand SA ................... 1,318,496
1,905 Manitou BF SA ................ 36,260
195,010 Mercialys SA REIT ............. 1,728,619
14,684 Mersen SA ................... 516,604
830 Moulinvest SA ................. 39,540
1,232 Neurones .................... 44,005
110,043 Nexity SA .................... 2,704,275
31,120 Publicis Groupe SA ............. 1,656,063
14,168 Quadient SA .................. 275,846
8,820 Remy Cointreau SA ............. 1,742,455
6,123 ReWorld Media SA(a) ........... 42,663
464,168 Rexel SA ..................... 8,249,406
2,276 Seche Environnement SA ......... 191,378
1,741 Serge Ferrari SAS ............... 23,362
54,033 Societe BIC SA ................ 3,053,038
3,875 Societe pour l'Informatique
Industrielle ............... 183,225
354 Somfy SA .................... 44,763
10,775 Sopra Steria Group SACA ........ 1,795,451
972 Stef SA ...................... 92,785
1,037 Synergie SE ................... 31,054
380,732 Television Francaise 1 ........... 2,622,745
4,233 Thermador Groupe ............. 356,229
196,777 Ubisoft Entertainment SA(a) ...... 8,377,668
1,137 Vetoquinol SA ................. 142,739
5,595 Virbac SA .................... 2,066,546
144,515 Vivendi SE ................... 1,371,930
3,738 Wavestone .................... 195,190
101,633,240
GEORGIA — 0.0%
81,810 Bank of Georgia Group Plc ....... 1,504,876
GERMANY — 1.6%
54,765 7C Solarparken AG ............. 292,543
7,600 Adesso SE .................... 1,316,741
587,861 AIXTRON SE ................ 15,197,891
17,342 Amadeus Fire AG .............. 1,937,616
11,290 Atoss Software AG .............. 1,781,485
37,790 Aurubis AG ................... 2,728,331
6,353 Basler AG .................... 242,058
2,384 BayWa AG ................... 102,617
3,028 Bertrandt AG ................. 113,090
21,075 Brenntag SE .................. 1,480,416
27,325 CANCOM SE ................ 934,101
15,480 Carl Zeiss Meditec AG ........... 2,259,150

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
GERMANY (continued)
1,650 Cliq Digital AG ................ $ 49,535
3,750 CompuGroup Medical SE & Co.
KgaA .................... 162,556
30,450 Covestro AG(c)(d) .............. 1,026,938
1,121 Datagroup SE ................. 85,454
102,588 Dermapharm Holding SE ........ 5,779,658
3,582 Deutsche Rohstoff AG ........... 103,275
21,996 Draegerwerk AG & Co. KGaA -
Preference Shares ........... 1,154,124
12,288 Duerr AG .................... 305,513
5,830 Elmos Semiconductor SE ......... 282,366
52,440 Ernst Russ AG(a) ............... 242,531
184,973 EuroEyes International Eye Clinic Ltd. 136,866
8,293 Freenet AG ................... 195,273
34,010 GEA Group AG ............... 1,269,512
153,854 Gerresheimer AG .............. 9,241,313
481 Gesco AG(a) .................. 12,942
33,028 GFT Technologies SE ........... 1,492,696
150,570 Hamborner REIT AG ........... 1,324,777
314,524 Hamburger Hafen und Logistik AG . 4,383,607
369,622 Heidelberger Druckmaschinen AG(a) 567,291
10,170 Hornbach Holding AG & Co. KGaA 798,245
91,835 HUGO BOSS AG ............. 5,426,754
1,342 IVU Traffic Technologies AG ...... 22,122
317,381 K+S AG ..................... 6,692,371
13,663 Koenig & Bauer AG(a) .......... 207,240
62,585 Krones AG ................... 5,453,044
218 KSB SE & Co. KGaA - Preference
Shares ................... 74,482
2,600 Mensch und Maschine Software SE . 137,419
249,247 MorphoSys AG(a) .............. 5,541,641
14,965 Nemetschek SE ................ 1,001,857
1,148 New Work SE ................. 153,661
1,354 Nexus AG .................... 72,338
99 Paul Hartmann AG ............. 29,950
3,797 Pfeiffer Vacuum Technology AG .... 600,347
5,706 PSI Software AG ............... 142,610
42,755 Rheinmetall AG ............... 7,840,294
92,356 SAF-Holland SE ............... 747,087
135,417 Salzgitter AG .................. 3,447,807
8,124 Schaeffler AG - Preference Shares ... 47,854
28,421 SGL Carbon SE(a) ............. 215,268
1,070,325 Sirius Real Estate Ltd. ........... 1,245,851
1,337 STO SE & Co. KGaA - Preference
Shares ................... 207,454
22,735 Stroeer SE & Co. KGaA ......... 994,379
57,688 Suedzucker AG ................ 813,826
111,502 Symrise AG ................... 13,010,683
10,918 Synlab AG ................... 206,734
91,235 TAG Immobilien AG ........... 1,010,361
817 Technotrans SE ................ 21,017
659,965 Telefonica Deutschland Holding AG 1,754,604
30,155 VERBIO Vereinigte BioEnergie AG . 1,871,370
Shares Value
GERMANY (continued)
1,803 Villeroy & Boch AG - Preference
Shares ................... $ 34,631
7,126 Vitesco Technologies Group AG(a) .. 387,577
49,167 Wacker Chemie AG ............. 7,401,906
83,709 Wacker Neuson SE ............. 1,610,634
7,173 Washtec AG .................. 301,081
14,003 Wuestenrot & Wuerttembergische AG 240,470
125,967,235
GREECE — 0.1%
4,107,680 Alpha Services and Holdings SA(a) .. 3,651,050
4,072,764 Eurobank Ergasias Services and
Holdings SA(a) ............ 3,751,727
1,284,524 National Bank of Greece SA(a) ..... 4,024,160
11,426,937
HONG KONG — 0.8%
330,000 Analogue Holdings Ltd. .......... 52,513
1,306,700 ASMPT Ltd. .................. 10,411,308
339,320 Bank of East Asia Ltd. (The) ...... 431,263
72,912 Build King Holdings Ltd. ........ 7,335
864,227 Chow Sang Sang Holdings
International Ltd. .......... 893,391
1,010,445 Chow Tai Fook Jewellery Group Ltd. 1,998,417
2,632,710 COSCO SHIPPING Ports Ltd. .... 1,965,375
365,200 Dah Sing Banking Group Ltd. ..... 278,547
2,900,000 Emperor Watch & Jewellery Ltd. ... 51,658
349,000 Far East Consortium International
Ltd. ..................... 112,586
246,000 First Pacific Co. Ltd. ............ 98,164
37,495 FSE Lifestyle Services Ltd. ........ 24,243
28,000 Great Eagle Holdings Ltd. ........ 60,896
73,318 G-Resources Group Ltd. ......... 21,329
123,000 Hang Lung Group Ltd. .......... 221,846
350,448 HKR International Ltd. .......... 119,598
350,700 Hutchison Port Holdings Trust - Units 82,586
504,000 International Housewares Retail Co.
Ltd. ..................... 186,232
205,918 Jacobson Pharma Corp. Ltd.(c) .... 19,661
158,591 Jinhui Shipping & Transportation Ltd. 185,782
1,756,598 Johnson Electric Holdings Ltd. .... 2,246,202
107,031 Kerry Logistics Network Ltd. ...... 214,847
1,936,530 Kerry Properties Ltd. ............ 4,657,621
122,000 LH GROUP Ltd.(c) ............ 14,450
359,374 Luk Fook Holdings International Ltd. 877,459
3,507,000 Nine Dragons Paper Holdings Ltd. .. 2,892,377
2,131,490 NWS Holdings Ltd. ............ 2,114,035
44,788 Oriental Watch Holdings ......... 24,414
16,389,825 Pacific Basin Shipping Ltd. ....... 7,838,207
1,091,501 PAX Global Technology Ltd. ...... 1,021,225
1,318,562 PC Partner Group Ltd. .......... 1,184,674
3,589,480 PCCW Ltd. .................. 1,921,118
6,184,267 Poly Property Group Co. Ltd. ..... 1,325,484
290,680 Power Assets Holdings Ltd. ....... 1,903,299

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
HONG KONG (continued)
1,172,000 Prosperity REIT ............... $ 358,150
286,000 Shun Tak Holdings Ltd.(a) ........ 53,615
1,762,000 Singamas Container Holdings Ltd. .. 213,684
2,153,000 SITC International Holdings Co. Ltd. 7,330,810
200,000 SOCAM Development Ltd. ....... 31,274
169,000 Stella International Holdings Ltd. ... 164,610
3,590,000 Sun Art Retail Group Ltd. ........ 1,058,401
117,198 Sun Hung Kai & Co. Ltd. ........ 54,038
1,156,177 Tai Hing Group Holdings Ltd.(c) ... 148,984
1,397 Tang Palace China Holdings Ltd. ... 94
1,046,500 Texhong Textile Group Ltd. ....... 973,934
497,600 Tsit Wing International Holdings Ltd. 53,895
6,838,000 United Laboratories International
Holdings Ltd. (The) ......... 3,607,318
63,300 Valuetronics Holdings Ltd. ....... 25,010
1,250,764 VSTECS Holdings Ltd. .......... 955,295
123,000 VTech Holdings Ltd. ............ 838,497
135,331 Wai Kee Holdings Ltd. .......... 46,264
61,372,015
ICELAND — 0.1%
985,896 Ossur HF(a) .................. 3,988,637
INDIA — 0.6%
6,013,944 Bank of Baroda ................ 8,868,548
106,356 IndiaMart InterMesh Ltd.(c)(d) .... 5,736,183
8,558,819 Indian Oil Corp. Ltd. ........... 7,894,076
400,191 Lupin Ltd. ................... 3,259,789
385,971 Sun TV Network Ltd. ........... 2,307,254
5,047,781 TV18 Broadcast Ltd.(a) .......... 2,373,332
187,841 WNS Holdings Ltd. - ADR(a) ..... 16,287,693
1,044,380 Zee Entertainment Enterprises Ltd. . 3,271,705
49,998,580
INDONESIA — 0.0%
31,000,900 Perusahaan Gas Negara Tbk PT .... 3,519,670
IRELAND — 0.2%
289,232 Alkermes Plc(a) ................ 7,404,339
15,136 Cairn Homes Plc ............... 16,927
52,828 COSMO Pharmaceuticals NV ..... 2,834,664
146,823 Grafton Group Plc - Units ........ 1,518,660
11,774,590
ISRAEL — 2.6%
32 Afcon Holdings Ltd. ............ 1,507
10,611 Africa Israel Residences Ltd. ....... 611,810
97,081 Airport City Ltd.(a) ............. 1,876,828
5,957 Arad Ltd. .................... 82,286
6,563 Automatic Bank Services Ltd. ...... 38,451
104,965 B Communications Ltd.(a) ....... 525,621
3,618,934 Bezeq The Israeli Telecommunication
Corp. Ltd. ................ 6,196,141
2,750 Blue Square Real Estate Ltd. ...... 214,446
Shares Value
ISRAEL (continued)
2,147 Bonei Hatichon Civil Engineering &
Infrastructures Ltd.(a) ....... $ 26,321
28,700 Carasso Motors Ltd. ............ 148,919
114,589 Compugen Ltd.(a) .............. 184,488
240,593 CyberArk Software Ltd.(a) ........ 31,308,367
607 Danel Adir Yeoshua Ltd. ......... 76,986
114,669 Delek Automotive Systems Ltd. .... 1,443,040
26,199 Delta Galil Industries Ltd. ........ 1,280,190
981 Duniec Brothers Ltd. ............ 64,875
10,900 Elbit Systems Ltd. .............. 2,514,995
28,325 Electra Real Estate Ltd. .......... 467,603
625 Equital Ltd.(a) ................. 22,164
31,505 FIBI Holdings Ltd. ............. 1,465,023
149,209 First International Bank of Israel Ltd.
(The) .................... 6,308,571
121,200 Fiverr International Ltd.(a) ........ 3,888,096
779 FMS Enterprises Migun Ltd. ...... 24,884
3,515 Formula Systems 1985 Ltd. ....... 365,677
15,196 Fox Wizel Ltd. ................. 1,932,091
239,268 Gav-Yam Lands Corp. Ltd. ....... 2,303,235
7,959 Hamat Group Ltd. ............. 79,072
191,355 ICL Group Ltd. ................ 1,743,707
860 IES Holdings Ltd. .............. 77,525
8,046 Ilex Medical Ltd. ............... 276,060
421,565 Isracard Ltd. .................. 1,317,855
11,748 Israel Corp. Ltd.(a) ............. 5,232,266
8,127,017 Isramco Negev 2 LP ............. 2,742,660
758 Isras Investment Co. Ltd. ......... 150,014
296,932 JFrog Ltd.(a) .................. 6,591,890
11,076 Kamada Ltd.(a) ................ 54,064
490,429 Kornit Digital Ltd.(a) ........... 13,344,573
3,466 Levinstein Properties Ltd. ........ 110,524
1,026,744 Max Stock Ltd.(a) .............. 1,824,777
18,811 Melisron Ltd.(a) ............... 1,423,333
43,505 Menora Mivtachim Holdings Ltd.(a) 870,775
190,170 Mivne Real Estate KD Ltd. ....... 645,883
12,206 Naphtha Israel Petroleum Corp. Ltd.
(a) ...................... 76,357
560 Neto Malinda Trading Ltd.(a) ..... 21,132
1,016 Neto ME Holdings Ltd. .......... 55,972
334,500 Nice Ltd. - ADR(a) ............. 71,589,690
15,050 Nova Ltd.(a) .................. 1,598,361
164,630 Partner Communications Co. Ltd.(a) 1,313,962
153,155 Phoenix Holdings Ltd. (The) ...... 1,636,556
295,463 Plus500 Ltd. .................. 5,996,560
456,584 Radware Ltd.(a) ................ 10,560,788
46,566 Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd. ........ 3,643,177
2,793,595 Ratio Energies Finance LP(a) ...... 2,171,822
88,536 Reit 1 Ltd. ................... 513,034
5,399 Retailors Ltd. ................. 122,056
759,880 Sarine Technologies Ltd. ......... 223,050
10,505 Scope Metals Group Ltd. ......... 500,249

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
ISRAEL (continued)
186,585 Sella Capital Real Estate Ltd. REIT . $ 553,406
231,430 Shufersal Ltd. ................. 1,512,210
219,720 SimilarWeb Ltd.(a) ............. 1,830,268
2,203 Tadiran Group Ltd. ............. 340,843
16,877 YH Dimri Construction &
Development Ltd. .......... 1,408,027
12,095 ZIM Integrated Shipping Services Ltd. 602,573
206,127,686
ITALY — 0.8%
955,785 A2A SpA ..................... 1,231,911
1,490 ACEA SpA ................... 21,517
83,889 Aeffe SpA(a) .................. 126,558
10,216 Aquafil SpA ................... 66,236
167,366 Arnoldo Mondadori Editore SpA ... 290,239
328,103 Azimut Holding SpA ............ 5,739,551
42,360 Banca Generali SpA ............. 1,232,405
183,403 Banca IFIS SpA ................ 2,467,627
215,285 Banca Mediolanum SpA ......... 1,425,705
12,200 BasicNet SpA ................. 69,672
96,848 Biesse SpA .................... 1,381,098
319,730 Cairo Communication SpA ....... 609,661
856 Cembre SpA .................. 23,824
49,191 Danieli & C Officine Meccaniche SpA 697,822
715,023 Davide Campari-Milano NV ...... 7,938,095
2,156 Digital360 SpA(a) .............. 10,313
9,952 El.En. SpA ................... 149,451
24,978 Elica SpA(a) .................. 72,500
6,781 Fine Foods & Pharmaceuticals NTM 55,443
106,965 FinecoBank Banca Fineco SpA ..... 1,329,358
13,310 Gefran SpA ................... 121,239
17,300 GPI SpA ..................... 252,806
510,730 Hera SpA .................... 1,467,469
700,047 Immobiliare Grande Distribuzione
SIIQ SpA REIT ............ 2,602,317
296,589 Iren SpA ..................... 558,929
186,130 Italgas SpA ................... 1,064,812
1,185 Italian Wine Brands SpA ......... 33,487
922 Italmobiliare SpA ............... 25,688
1,205,444 Leonardo SpA ................. 11,290,916
79,785 MARR SpA ................... 1,104,223
174,575 Mediobanca Banca di Credito
Finanziario SpA ............ 1,497,280
476,342 MFE-MediaForEurope NV - Class
A(a) .................... 214,415
393,197 MFE-MediaForEurope NV - Class
B(a) ..................... 253,043
153,888 Moncler SpA .................. 7,714,240
3,039 Pharmanutra SpA .............. 209,166
141,805 Poste Italiane SpA(c)(d) .......... 1,191,207
9,447 Prima Industrie SpA ............ 217,815
28,830 Recordati Industria Chimica e
Farmaceutica SpA .......... 1,278,591
Shares Value
ITALY (continued)
9,250 Reply SpA .................... $ 1,217,731
276,429 Rizzoli Corriere Della Sera
Mediagroup SpA ........... 204,052
29,286 Sanlorenzo SpA ................ 1,019,561
1,775,099 Saras SpA(a) .................. 2,251,753
3,283 Sesa SpA ..................... 465,979
10,246 SIT SpA ..................... 72,246
47,025 Sogefi SpA(a) .................. 44,135
240,700 Stevanato Group SpA ........... 4,118,377
214,495 Technogym SpA(c)(d) ........... 1,511,118
66,941,581
JAPAN — 7.4%
54,200 77 Bank Ltd. (The) ............. 724,400
4,500 A&A Material Corp. ............ 28,920
17,300 A&D HOLON Holdings Co Ltd. .. 126,151
42,330 ABC-Mart, Inc. ................ 1,792,632
4,400 Abist Co. Ltd. ................. 98,554
2,600 Achilles Corp. ................. 27,354
17,000 Acom Co. Ltd. ................ 42,529
9,500 Adastria Co. Ltd. ............... 142,670
625 Advance Residence Investment Corp.
REIT ................... 1,722,123
22,800 Advanced Media, Inc.(a) ......... 130,579
10,510 Advantest Corp. ............... 625,103
16,200 Aeon Delight Co. Ltd. ........... 350,613
155,500 AEON Financial Service Co. Ltd. ... 1,702,412
40,815 AGC, Inc. .................... 1,487,839
33,700 Ai Holdings Corp. .............. 426,611
1,300 Aichi Bank Ltd. (The) ........... 53,414
1,400 Aichi Tokei Denki Co. Ltd. ....... 15,239
17,800 Aiming, Inc. .................. 41,466
6,600 Aiphone Co. Ltd. .............. 93,176
30,500 Aisan Industry Co. Ltd. .......... 157,995
7,700 AIT Corp. .................... 105,780
57,000 Akatsuki, Inc. ................. 1,130,317
1,700 Akita Bank Ltd. (The) ........... 21,111
91,400 Alfresa Holdings Corp. .......... 1,219,816
3,100 Alps Logistics Co. Ltd. ........... 26,762
111,892 Altech Corp. .................. 1,632,694
200,410 Amada Co. Ltd. ................ 1,617,652
16,800 Amano Corp. ................. 323,235
1,800 Anabuki Kosan, Inc. ............ 29,044
57,100 Anest Iwata Corp. .............. 417,713
2,900 AOI Electronics Co. Ltd. ......... 43,675
24,100 Aoyama Zaisan Networks Co. Ltd. .. 194,009
3,200 Arcs Co. Ltd. .................. 50,996
28,800 Arealink Co. Ltd. ............... 344,276
38,000 Arisawa Manufacturing Co. Ltd. ... 301,357
21,100 ARTERIA Networks Corp. ....... 201,508
30,200 Artiza Networks, Inc. ............ 260,659
208,800 Asahi Diamond Industrial Co. Ltd. . 1,015,356
22,500 Asahi Net, Inc. ................ 101,007

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
JAPAN (continued)
7,000 ASAHI YUKIZAI CORP. ........ $ 110,514
27,000 Asia Pile Holdings Corp. ......... 99,491
7,600 ASKA Pharmaceutical Holdings Co.
Ltd. ..................... 61,031
154,870 ASKUL Corp. ................. 2,043,091
26,300 Astena Holdings Co. Ltd. ........ 84,199
29,404 Ateam, Inc. ................... 164,590
74,096 Avant Corp. .................. 771,150
5,100 Axial Retailing, Inc. ............. 130,865
609,850 Azbil Corp. ................... 18,358,417
35,200 Bando Chemical Industries Ltd. .... 255,763
2,200 Bank of Saga Ltd. (The) .......... 24,313
6,200 Bank of the Ryukyus Ltd. ........ 37,567
391,500 BASE, Inc.(a) ................. 1,106,216
1,000 Belc Co. Ltd. .................. 41,353
10,200 Benesse Holdings, Inc. ........... 183,825
265,500 BIPROGY Inc. ................ 5,665,609
89,400 BML, Inc. .................... 2,644,097
130,980 Brother Industries Ltd. ........... 2,453,443
273,400 Bunka Shutter Co. Ltd. .......... 2,122,210
1,700 Business Brain Showa-Ota, Inc. .... 19,333
1,700 Canare Electric Co. Ltd. ......... 19,739
6,600 Canon Marketing Japan, Inc. ...... 154,994
296,016 Capcom Co. Ltd. .............. 8,228,514
756,200 Carenet, Inc. .................. 6,551,035
155,440 Casio Computer Co. Ltd. ........ 1,520,507
3,800 Central Glass Co. Ltd. ........... 93,580
14,900 Central Security Patrols Co. Ltd. ... 285,510
317,195 Chiba Bank Ltd. (The) ........... 1,759,435
188,000 Chiba Kogyo Bank Ltd. (The) ..... 362,659
1,900 Chiyoda Integre Co. Ltd. ......... 30,219
115,000 Citizen Watch Co. Ltd. .......... 504,161
912,380 CKD Corp. ................... 12,957,346
5,200 Cleanup Corp. ................ 24,316
8,600 CMIC Holdings Co. Ltd. ........ 99,022
87,500 COLOPL, Inc. ................ 441,065
224,400 Computer Engineering & Consulting
Ltd. ..................... 2,070,938
84,330 COMSYS Holdings Corp. ........ 1,694,211
46,300 CONEXIO Corp. .............. 459,599
1,800 Core Corp. ................... 20,594
21,000 Cosel Co. Ltd. ................. 137,005
175,635 Credit Saison Co. Ltd. ........... 2,242,778
27,100 Creek & River Co. Ltd. .......... 483,199
52,100 Cresco Ltd. ................... 820,597
3,500 CTI Engineering Co. Ltd. ........ 71,584
19,200 CTS Co. Ltd. ................. 118,460
108,640 CyberAgent, Inc. ............... 1,084,054
16,800 Cybernet Systems Co. Ltd. ........ 121,606
10,345 Daifuku Co. Ltd. ............... 659,665
9,700 Daihatsu Diesel Manufacturing Co.
Ltd. ..................... 37,568
28,900 Daihen Corp. ................. 910,384
Shares Value
JAPAN (continued)
5,000 Daiichi Jitsugyo Co. Ltd. ......... $ 125,737
8,000 Daiken Corp. ................. 117,238
58,600 Daiken Medical Co. Ltd. ......... 211,218
13,679 Daikoku Denki Co. Ltd. ......... 131,091
199,349 Daikokutenbussan Co. Ltd. ....... 8,184,736
5,300 Dainichiseika Color & Chemicals
Manufacturing Co. Ltd. ...... 72,712
6,100 Daisue Construction Co. Ltd. ..... 71,386
32,900 Daito Pharmaceutical Co. Ltd. ..... 653,431
38,500 Daitron Co. Ltd. ............... 546,968
9,700 Daiwa Industries Ltd. ........... 82,626
336,300 Daiwa Securities Group, Inc. ...... 1,552,437
1,915 Daiwa Securities Living Investments
Corp. REIT ............... 1,808,665
169,100 Dear Life Co. Ltd. .............. 798,479
1,500 Densan System Holdings Co. Ltd. .. 26,896
6,300 Denyo Co. Ltd. ................ 77,265
51,400 Digital Holdings, Inc. ........... 522,952
2,570 Disco Corp. .................. 627,927
4,600 DKK Co. Ltd. ................. 85,913
500 DMS, Inc. .................... 4,114
117,700 Doshisha Co. Ltd. .............. 1,398,588
58,000 Duskin Co. Ltd. ............... 1,308,570
36,355 Ebara Corp. .................. 1,424,175
8,500 E-Guardian, Inc. ............... 202,688
3,000 Ehime Bank Ltd. (The) .......... 19,631
83,600 Eiken Chemical Co. Ltd. ......... 1,236,624
68,535 Eizo Corp. ................... 1,916,928
62,000 Elecom Co. Ltd. ............... 793,468
4,600 Elematec Corp. ................ 43,424
218,250 en Japan, Inc. ................. 3,430,038
2,900 Endo Lighting Corp. ............ 16,836
4,200 Enplas Corp. .................. 94,188
28,900 Exedy Corp. .................. 376,322
4,400 Ezaki Glico Co. Ltd. ............ 128,558
8,500 FALCO HOLDINGS Co. Ltd. .... 122,505
341,500 FAN Communications, Inc. ....... 1,008,495
29,105 Ferrotec Holdings Corp. ......... 545,395
38,500 Fields Corp. .................. 299,854
28,671 First Bank of Toyama Ltd. (The) .... 90,380
7,600 FJ Next Holdings Co. Ltd. ........ 62,001
83,900 Foster Electric Co. Ltd. .......... 447,599
107,000 Freee KK(a) ................... 2,606,441
2,600 Frontier Management, Inc. ....... 27,442
18,700 Fudo Tetra Corp. ............... 230,633
3,300 Fuji Corp. .................... 51,141
38,040 Fuji Electric Co. Ltd. ............ 1,718,111
23,400 Fuji Pharma Co. Ltd. ............ 176,039
17,800 Fuji Soft, Inc. ................. 1,083,200
211,400 Fujikura Ltd. .................. 1,277,958
2,900 Fujimori Kogyo Co. Ltd. ......... 77,450
30,300 Fujisash Co. Ltd. ............... 15,947
506,800 Fujitec Co. Ltd. ................ 10,878,906

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
JAPAN (continued)
2,100 Fujiya Co. Ltd. ................ $ 37,748
1,000 Fukuda Corp. ................. 37,452
3,700 Fukuda Denshi Co. Ltd. ......... 205,902
73,853 Fukui Computer Holdings, Inc. .... 1,952,285
1,800 Fukushima Galilei Co. Ltd. ....... 49,491
3,800 Fukuyama Transporting Co. Ltd. ... 88,749
145,200 FULLCAST Holdings Co. Ltd. .... 2,569,935
14,700 Funai Soken Holdings, Inc. ....... 259,144
111,700 Furuno Electric Co. Ltd. ......... 925,830
78,783 Furyu Corp. .................. 652,113
1,400 Fuso Pharmaceutical Industries Ltd. . 22,562
80,500 Future Corp. .................. 975,239
3,300 G-7 Holdings, Inc. ............. 36,864
33,600 Gakujo Co. Ltd. ............... 264,893
12,200 Gecoss Corp. .................. 75,371
4,500 GLOBERIDE, Inc. ............. 77,140
88,300 Glory Ltd. .................... 1,466,199
33,300 GMO Financial Gate, Inc. ........ 3,556,349
64,776 Goldcrest Co. Ltd. .............. 881,034
3,100 Good Com Asset Co. Ltd. ........ 29,731
21,400 Grandy House Corp. ............ 90,854
96,800 Gree, Inc. .................... 617,209
370,980 GungHo Online Entertainment, Inc. 7,238,645
29,200 Gunze Ltd. ................... 850,932
155,400 H.U. Group Holdings, Inc. ....... 3,724,144
5,300 Hagihara Industries, Inc. ......... 44,155
107,455 Hakuhodo DY Holdings, Inc. ..... 1,105,245
2,400 Hamakyorex Co. Ltd. ........... 57,607
14,785 Hamamatsu Photonics KK ........ 671,844
20,000 Hanwa Co. Ltd. ............... 437,416
29,100 Happinet Corp. ................ 351,603
6,200 Heiwa Real Estate Co. Ltd. ....... 186,663
15,100 Heiwado Co. Ltd. .............. 227,127
2,900 Hibiya Engineering Ltd. ......... 42,130
31,500 Hino Motors Ltd. .............. 163,712
14,100 Hioki EE Corp. ................ 708,738
329,905 Hirogin Holdings, Inc. .......... 1,524,233
11,765 Hirose Electric Co. Ltd. .......... 1,690,225
10,800 Hiroshima Gas Co. Ltd. .......... 26,375
58,500 Hisamitsu Pharmaceutical Co., Inc. . 1,525,710
8,211 Hito Communications Holdings, Inc. 101,311
32,800 Hochiki Corp. ................. 327,624
1,200 Hodogaya Chemical Co. Ltd. ...... 31,754
431,775 Hokkaido Electric Power Co., Inc. .. 1,658,460
4,800 Hokkaido Gas Co. Ltd. .......... 59,041
7,600 Hokko Chemical Industry Co. Ltd. . 55,958
137,700 Hokuhoku Financial Group, Inc. ... 889,795
103,295 Hokuto Corp. ................. 1,498,895
20,100 Hoosiers Holdings Co. Ltd. ....... 123,146
20,100 Horiba Ltd. ................... 990,751
350 Hoshino Resorts REIT, Inc. ....... 1,714,308
3,500 Hosokawa Micron Corp. ......... 71,931
8,200 House Foods Group, Inc. ......... 176,312
Shares Value
JAPAN (continued)
194,840 Hulic Co. Ltd. ................. $ 1,562,635
44,500 Hyakugo Bank Ltd. (The) ........ 109,281
1,700 Ichiken Co. Ltd. ............... 23,414
8,200 Ichikoh Industries Ltd. .......... 22,666
4,600 Ichinen Holdings Co. Ltd. ........ 44,072
11,200 Ichiyoshi Securities Co. Ltd. ....... 52,780
3,000 Icom, Inc. .................... 58,768
2,200 ID Holdings Corp. ............. 14,056
16,700 Idec Corp. .................... 372,659
24,615 Idemitsu Kosan Co. Ltd. ......... 640,108
54,700 Ines Corp. .................... 666,111
2,300 I-Net Corp. ................... 22,259
35,800 Infocom Corp. ................ 575,348
1,867,000 Infomart Corp. ................ 6,590,074
53,445 Inpex Corp. ................... 612,575
177,100 Internet Initiative Japan, Inc. ...... 7,190,938
28,800 I-PEX, Inc. ................... 291,735
17,000 ISB Corp. .................... 132,835
11,700 Iseki & Co. Ltd. ............... 106,297
142,530 Isuzu Motors Ltd. .............. 1,563,356
75,500 Itfor, Inc. .................... 469,864
1,500 Itochu-Shokuhin Co. Ltd. ........ 56,276
300,445 Itoham Yonekyu Holdings, Inc. .... 1,505,704
71,800 Itoki Corp. ................... 213,225
5,700 Iwaki Co. Ltd. ................. 42,862
6,300 Iwasaki Electric Co. Ltd. ......... 127,203
37,370 Iwatani Corp. ................. 1,566,429
92,800 JAC Recruitment Co. Ltd. ........ 1,369,832
3,300 Jaccs Co. Ltd. ................. 94,383
46,760 JAFCO Group Co. Ltd. .......... 635,923
88,400 Japan Aviation Electronics Industry
Ltd. ..................... 1,510,006
68,000 Japan Lifeline Co. Ltd. ........... 507,356
635 Japan Logistics Fund, Inc. REIT ... 1,525,950
54,000 Japan Petroleum Exploration Co. Ltd. 1,424,862
11,400 Japan Pulp & Paper Co. Ltd. ...... 356,624
380 Japan Real Estate Investment Corp.
REIT ................... 1,835,006
24,200 Japan System Techniques Co. Ltd. .. 502,039
14,500 Japan Transcity Corp. ........... 54,543
42,091 JBCC Holdings, Inc. ............ 544,950
140,400 Jeol Ltd. ..................... 6,383,317
86,800 JINUSHI Co. Ltd. ............. 1,319,705
3,200 JK Holdings Co. Ltd. ........... 23,957
9,900 JSB Co. Ltd. .................. 238,502
7,700 Juroku Financial Group, Inc. ...... 144,528
58,400 JVCKenwood Corp. ............ 75,301
3,800 K&O Energy Group, Inc. ........ 44,061
1,200 Kaga Electronics Co. Ltd. ........ 29,240
66,820 Kakaku.com, Inc. .............. 1,308,780
54,800 Kaken Pharmaceutical Co. Ltd. .... 1,600,027
2,000 Kakiyasu Honten Co. Ltd. ........ 35,469
57,500 Kamigumi Co. Ltd. ............. 1,169,229

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
JAPAN (continued)
172,900 Kanamoto Co. Ltd. ............. $ 2,662,129
44,000 Kandenko Co. Ltd. ............. 273,160
61,040 Kaneka Corp. ................. 1,653,884
23,000 Kanematsu Corp. .............. 239,759
2,100 Kanematsu Electronics Ltd. ....... 65,961
46,100 Katitas Co. Ltd. ................ 1,160,578
4,200 Kawada Technologies, Inc. ........ 115,773
22,100 Kawai Musical Instruments
Manufacturing Co. Ltd. ...... 476,495
49,700 Keihanshin Building Co. Ltd. ..... 489,002
4,200 Kewpie Corp. ................. 72,959
2,100 KFC Holdings Japan Ltd. ........ 46,419
22,195 Kikkoman Corp. ............... 1,316,047
45,300 Kimoto Co. Ltd. ............... 86,645
16,600 Kinden Corp. ................. 195,985
57,200 Kissei Pharmaceutical Co. Ltd. ..... 1,212,710
1,800 Kita-Nippon Bank Ltd. (The) ...... 22,470
2,400 Kito Corp. ................... 47,861
60,100 Kitz Corp. .................... 317,405
148,900 Kobe Bussan Co. Ltd. ........... 4,244,420
14,800 Kokuyo Co. Ltd. ............... 197,346
102,795 KOMEDA Holdings Co. Ltd. ..... 1,761,817
92,900 Komeri Co. Ltd. ............... 1,869,213
100,700 Komori Corp. ................. 614,274
38,145 Konami Group Corp. ........... 2,254,578
894,580 Konica Minolta, Inc. ............ 3,172,981
8,200 Konoike Transport Co. Ltd. ....... 79,600
15,100 Kumagai Gumi Co. Ltd. ......... 321,277
31,000 Kurabo Industries Ltd. ........... 475,502
62,500 Kyokuto Kaihatsu Kogyo Co. Ltd. .. 682,577
23,500 Kyokuto Securities Co. Ltd. ....... 123,094
9,000 Kyoritsu Printing Co. Ltd. ........ 10,096
7,000 Kyosan Electric Manufacturing Co.
Ltd. ..................... 23,260
1,500 Kyudenko Corp. ............... 32,650
7,730 Lasertec Corp. ................. 1,106,705
13,400 Lawson, Inc. .................. 475,184
3,100 Lifedrink Co., Inc. .............. 42,173
67,895 Lixil Corp. ................... 1,405,103
151,400 M3, Inc. ..................... 5,274,765
2,500 Maezawa Kyuso Industries Co. Ltd. . 17,306
1,600 Makino Milling Machine Co. Ltd. .. 54,472
88,570 Maruha Nichiro Corp. ........... 1,652,816
241,300 Marvelous, Inc. ................ 1,255,745
54,300 Max Co. Ltd. ................. 694,839
58,200 Maxell Ltd. ................... 608,755
15,100 Mazda Motor Corp. ............ 127,287
70,500 Megachips Corp. ............... 1,766,193
11,500 Megmilk Snow Brand Co. Ltd. .... 160,115
97,600 Meidensha Corp. ............... 1,510,603
3,300 Meiji Electric Industries Co. Ltd. ... 27,273
57,800 Meiko Network Japan Co. Ltd. .... 270,023
211,500 Meitec Corp. .................. 3,987,101
Shares Value
JAPAN (continued)
26,000 Melco Holdings, Inc. ............ $ 696,969
100,105 METAWATER Co. Ltd. ......... 1,496,392
258,200 Micronics Japan Co. Ltd. ......... 2,479,880
6,800 Mimasu Semiconductor Industry Co.
Ltd. ..................... 109,043
22,700 Miroku Jyoho Service Co. Ltd. ..... 256,884
45,045 MISUMI Group, Inc. ........... 1,120,644
62,000 Mito Securities Co. Ltd. .......... 123,825
265,934 Mitsubishi Chemical Group Corp. .. 1,495,487
111,655 Mitsubishi Gas Chemical Co., Inc. .. 1,622,976
7,300 Mitsubishi Pencil Co. Ltd. ........ 77,780
24,800 Mitsubishi Research Institute, Inc. .. 819,326
4,700 Mitsubishi Shokuhin Co. Ltd. ..... 122,213
39,300 Mitsuboshi Belting Ltd. .......... 953,712
145,050 Mitsui OSK Lines Ltd. .......... 3,977,403
8,200 Mitsui-Soko Holdings Co. Ltd. .... 191,242
3,900 Mitsuuroko Group Holdings Co. Ltd. 27,871
153,300 Mixi, Inc. .................... 2,698,603
900 Miyaji Engineering Group, Inc. .... 22,601
1,500 Miyazaki Bank Ltd. (The) ........ 23,753
87,750 Mizuno Corp. ................. 1,647,851
22,100 Mochida Pharmaceutical Co. Ltd. .. 542,554
246,200 Money Forward, Inc.(a) .......... 6,383,289
392,800 MonotaRO Co. Ltd. ............ 7,013,581
2,900 MORESCO Corp. ............. 25,322
202 Mori Trust Hotel REIT, Inc. ...... 194,330
190,493 Morinaga Milk Industry Co. Ltd. ... 7,024,031
3,900 Morito Co. Ltd. ............... 21,997
3,800 Mory Industries, Inc. ............ 75,318
63,070 MOS Food Services, Inc. ......... 1,622,044
46,580 Mugen Estate Co. Ltd. ........... 169,857
14,000 Nachi-Fujikoshi Corp. ........... 390,000
31,600 Nagano Keiki Co. Ltd. ........... 280,275
15,500 Naigai Trans Line Ltd. ........... 237,157
4,400 Nakabayashi Co. Ltd. ........... 17,214
3,900 Nakamoto Packs Co. Ltd. ........ 47,570
3,900 Nakanishi, Inc. ................ 73,398
1,700 Nanyo Corp. .................. 23,072
1,400 NCS&A Co. Ltd. .............. 5,448
114,950 NGK Insulators Ltd. ............ 1,681,286
1,400 Nice Corp. ................... 17,700
1,400 Nichias Corp. ................. 24,983
15,900 Nichiban Co. Ltd. .............. 199,859
4,500 Nichiha Corp. ................. 92,965
85,765 Nichirei Corp. ................. 1,530,340
64,330 Nifco, Inc. ................... 1,561,179
15,700 Nihon Chouzai Co. Ltd. ......... 167,887
21,900 Nihon Falcom Corp. ............ 207,709
68,200 Nihon Kohden Corp. ........... 1,525,920
77,230 Nihon M&A Center Holdings, Inc. . 1,033,495
2,800 Niitaka Co. Ltd. ............... 48,583
1,400 Nikkon Holdings Co. Ltd. ........ 25,746
118,550 Nippn Corp. .................. 1,429,596

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
JAPAN (continued)
8,100 Nippon Air Conditioning Services Co.
Ltd. ..................... $ 47,699
2,300 Nippon Carbide Industries Co., Inc. 23,791
2,200 Nippon Concept Corp. .......... 26,574
74,855 Nippon Electric Glass Co. Ltd. .... 1,490,355
68,475 Nippon Kanzai Co. Ltd. ......... 1,392,820
530 Nippon Prologis REIT, Inc. ....... 1,378,268
115,305 Nippon Steel Corp. ............. 1,715,766
12,000 Nippon Steel Trading Corp. ....... 466,524
2,061 Nippon Systemware Co. Ltd. ...... 37,919
180,460 Nippon Television Holdings, Inc. ... 1,680,873
16,700 Nippon Thompson Co. Ltd. ...... 66,969
24,910 Nippon Yusen KK .............. 1,956,713
145,300 Nishi-Nippon Financial Holdings, Inc. 810,669
21,900 Nishio Rent All Co. Ltd. ......... 473,538
33,415 Nissan Chemical Corp. .......... 1,708,614
28,700 Nissha Co. Ltd. ................ 337,892
189,500 Nisshinbo Holdings, Inc. ......... 1,509,424
1,800 Nissin Corp. .................. 22,366
38,400 Nissin Electric Co. Ltd. .......... 441,236
32,900 Nisso Corp. ................... 148,601
11,100 Nitta Corp. ................... 244,214
24,655 Nitto Denko Corp. ............. 1,587,666
130,200 Nitto Kogyo Corp. ............. 2,535,432
2,100 Nitto Kohki Co. Ltd. ............ 25,158
39,800 Nitto Seiko Co. Ltd. ............ 154,756
13,600 Nittoc Construction Co. Ltd. ...... 88,961
2,000 Nittoku Co. Ltd. ............... 39,846
8,600 Nomura Co. Ltd. .............. 57,080
77,200 Nomura Real Estate Holdings, Inc. . 1,872,824
1,315 Nomura Real Estate Master Fund, Inc.
REIT ................... 1,647,419
9,300 Noritake Co. Ltd. .............. 297,646
70,400 Noritz Corp. .................. 788,553
800 NS Solutions Corp. ............. 23,540
201,322 NSD Co. Ltd. ................. 3,781,736
32,210 Ohsho Food Service Corp. ........ 1,687,785
10,000 Oita Bank Ltd. (The) ............ 147,159
13,200 Okabe Co. Ltd. ................ 61,855
140,300 Okamura Corp. ................ 1,400,193
385,500 Oki Electric Industry Co. Ltd. ..... 2,227,294
41,415 Okinawa Cellular Telephone Co. ... 1,686,184
10,000 OKUMA Corp. ................ 392,915
2,000 Okura Industrial Co. Ltd. ........ 26,705
40 Ooedo Onsen REIT Investment Corp. 20,540
1,700 Optex Group Co. Ltd. ........... 26,453
40,000 Oriental Shiraishi Corp. .......... 75,513
112,710 Osaka Gas Co. Ltd. ............. 2,026,312
204,400 Osaki Electric Co. Ltd. .......... 794,033
39,530 Oyo Corp. ................... 526,794
7,200 PAPYLESS Co. Ltd. ............ 64,142
34,500 Paramount Bed Holdings Co. Ltd. .. 639,553
4,800 Pasco Corp. ................... 47,853
Shares Value
JAPAN (continued)
61,200 Pasona Group, Inc. ............. $ 941,108
40,600 Pegasus Sewing Machine
Manufacturing Co. Ltd. ...... 232,987
222,200 PeptiDream, Inc.(a) ............. 2,782,410
61,665 Persol Holdings Co. Ltd. ......... 1,276,576
2,000 Pickles Corp. .................. 17,148
9,700 Pilot Corp. ................... 370,732
99,145 Plenus Co. Ltd. ................ 1,482,889
46,300 Pole To Win Holdings, Inc. ....... 358,677
48,500 Prestige International, Inc. ........ 252,435
700 Pronexus, Inc. ................. 5,966
121,552 Proto Corp. ................... 1,019,664
18,000 Punch Industry Co. Ltd. ......... 62,772
4,500 Quick Co. Ltd. ................ 51,734
321,700 Raccoon Holdings, Inc. .......... 3,710,864
50,900 Raysum Co. Ltd. ............... 504,519
257,890 Relia, Inc. .................... 2,151,064
106,275 Relo Group, Inc. ............... 1,764,696
500 Rhythm Co. Ltd. ............... 5,838
52,200 Ricoh Co. Ltd. ................ 419,848
3,300 Ride On Express Holdings Co. Ltd. . 32,370
18,100 Riken Corp. .................. 323,719
72,800 Riken Technos Corp. ............ 257,349
13,900 Riken Vitamin Co. Ltd. .......... 180,509
7,600 Rion Co. Ltd. ................. 137,685
131,760 Rohm Co. Ltd. ................ 9,777,995
57,900 Roland DG Corp. .............. 1,468,846
5,900 Ryobi Ltd. .................... 49,668
100 Saison Information Systems Co. Ltd. 1,376
3,000 Sakai Heavy Industries Ltd. ....... 67,421
1,100 Sakai Moving Service Co. Ltd. ..... 40,876
63,710 Sakata Seed Corp. .............. 2,315,977
4,800 Sala Corp. .................... 26,182
18,500 San-Ai Obbli Co Ltd. ........... 148,906
19,000 Sangetsu Corp. ................ 228,902
48,010 Sanken Electric Co. Ltd. ......... 1,850,797
77,205 Sankyo Co. Ltd. ............... 2,428,143
15,200 Sankyo Tateyama, Inc. ........... 73,922
7,400 Sankyu, Inc. .................. 245,390
11,300 Sansha Electric Manufacturing Co.
Ltd. ..................... 76,978
260,400 Santen Pharmaceutical Co. Ltd. .... 2,109,279
43,400 Sanwa Holdings Corp. ........... 468,834
600 Sanyo Denki Co. Ltd. ........... 24,920
5,200 Sanyo Trading Co. Ltd. .......... 39,505
82,300 Sato Holdings Corp. ............ 1,231,877
60,840 Sawai Group Holdings Co. Ltd. .... 1,973,656
28,970 SBI Holdings, Inc. .............. 587,727
69,900 SCREEN Holdings Co. Ltd. ...... 5,058,612
236,420 SCSK Corp. .................. 4,163,417
5,400 Seed Co. Ltd. ................. 21,382
114,505 Sega Sammy Holdings, Inc. ....... 1,966,433
1,800 Seika Corp. ................... 22,356

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
JAPAN (continued)
125,200 Seikagaku Corp. ............... $ 811,831
102,365 Seiko Epson Corp. .............. 1,537,796
44,700 Seiko Holdings Corp. ........... 986,705
55,500 Seino Holdings Co. Ltd. ......... 460,346
9,400 Sekisui Jushi Corp. ............. 122,847
17,100 Sekisui Kasei Co. Ltd. ........... 53,171
900 Semba Corp. .................. 4,672
68,020 Seria Co. Ltd. ................. 1,354,882
980,700 SG Holdings Co. Ltd. ........... 18,716,201
2,100 Shibaura Electronics Co. Ltd. ...... 79,051
18,600 Shibaura Mechatronics Corp. ...... 1,409,032
3,600 Shibusawa Warehouse Co. Ltd. (The) 58,384
5,900 Shibuya Corp. ................. 110,472
46,415 Shimadzu Corp. ............... 1,651,397
3,200 Shin Nippon Air Technologies Co.
Ltd. ..................... 45,626
54,200 Shindengen Electric Manufacturing
Co. Ltd. ................. 1,427,727
6,900 Shinmaywa Industries Ltd. ........ 55,214
27,500 Shinnihon Corp. ............... 153,736
5,900 Shinnihonseiyaku Co. Ltd. ........ 71,483
122,565 Shinoken Group Co. Ltd. ........ 1,015,148
3,500 Shinsho Corp. ................. 101,529
196,700 Shizuoka Gas Co. Ltd. ........... 1,395,703
6,597 Shofu, Inc. ................... 89,399
3,400 Sigma Koki Co. Ltd. ............ 38,514
26,200 SIGMAXYZ Holdings, Inc. ....... 247,114
900 Sinanen Holdings Co. Ltd. ....... 24,796
61,600 Sinfonia Technology Co. Ltd. ...... 670,558
43,700 Sinko Industries Ltd. ............ 553,940
49,200 SK-Electronics Co. Ltd. .......... 353,199
2,900 SMK Corp. ................... 48,034
18,200 Soda Nikka Co. Ltd. ............ 78,611
152,800 Sodick Co. Ltd. ................ 955,919
1,200 Soken Chemical & Engineering Co.
Ltd. ..................... 16,999
11,900 Solasto Corp. ................. 76,402
103,713 Soliton Systems KK ............. 1,054,275
3,500 Space Co. Ltd. ................. 23,905
6,000 Sprix Ltd. .................... 46,714
4,400 SRA Holdings ................. 97,185
4,400 ST Corp. ..................... 51,690
83,875 Stanley Electric Co. Ltd. ......... 1,473,879
14,700 Star Mica Holdings Co. Ltd. ...... 175,726
149,800 Star Micronics Co. Ltd. .......... 1,941,172
88,000 Starts Corp., Inc. ............... 1,910,125
2,200 Step Co. Ltd. .................. 28,906
11,900 Studio Alice Co. Ltd. ............ 207,156
396,680 Sumitomo Chemical Co. Ltd. ..... 1,558,926
251,200 Sumitomo Pharma Co Ltd. ....... 1,967,265
6,400 Sumitomo Riko Co. Ltd. ......... 29,792
4,100 Sumitomo Seika Chemicals Co. Ltd. 92,205
42,700 Sumitomo Warehouse Co. Ltd. (The) 673,890
Shares Value
JAPAN (continued)
5,800 Sun Corp. .................... $ 88,740
128,900 Sun Frontier Fudousan Co. Ltd. .... 1,080,587
40,200 Sun-Wa Technos Corp. .......... 431,123
1,400 Suzuden Corp. ................ 21,905
37,000 Suzuken Co. Ltd. .............. 1,022,641
49,430 T&D Holdings, Inc. ............ 559,451
3,700 Tachibana Eletech Co. Ltd. ....... 43,082
28,900 Tadano Ltd. .................. 210,023
20,600 Taisho Pharmaceutical Holdings Co.
Ltd. ..................... 820,248
31,540 Taiyo Yuden Co. Ltd. ............ 1,120,933
14,300 Takamatsu Construction Group Co.
Ltd. ..................... 228,598
4,400 Takaoka Toko Co. Ltd. .......... 63,968
3,300 Takara & Co. Ltd. .............. 49,801
583,600 Takara Leben Co. Ltd. ........... 1,620,830
86,900 Takara Standard Co. Ltd. ......... 870,141
13,200 Takasago International Corp. ...... 256,039
1,400 Takeuchi Manufacturing Co. Ltd. .. 27,055
124,400 Tamron Co. Ltd. ............... 2,688,878
81,000 Tanseisha Co. Ltd. .............. 489,562
2,900 TDC Soft, Inc. ................ 25,479
1,200 Techno Medica Co. Ltd. ......... 14,253
2,200 Tekken Corp. ................. 30,104
73,100 Temairazu, Inc. ................ 2,848,740
19,187 T-Gaia Corp. .................. 235,557
65,980 TIS, Inc. ..................... 1,870,805
11,500 Toa Corp. .................... 67,839
1,700 TOA ROAD Corp. ............. 76,016
8,200 Tobishima Corp. ............... 65,518
99,700 TOC Co. Ltd. ................. 595,248
88,265 Tochigi Bank Ltd. (The) .......... 198,229
4,300 Toell Co. Ltd. ................. 29,675
13,000 Toho Gas Co. Ltd. .............. 312,960
125,500 Toho Holdings Co. Ltd. .......... 1,921,882
24,000 Tokai Corp. ................... 321,558
236,540 TOKAI Holdings Corp. .......... 1,577,589
10,700 Tokai Rika Co. Ltd. ............. 117,758
21,275 Token Corp. .................. 1,420,833
159,185 Tokyo Gas Co. Ltd. ............. 3,126,540
37,900 Tokyo Keiki, Inc. ............... 383,448
3,100 Tokyo Rakutenchi Co. Ltd. ....... 92,964
154,670 Tokyo Seimitsu Co. Ltd. ......... 5,373,544
145,110 Tokyo Tatemono Co. Ltd. ........ 2,137,076
781,845 Tokyu Fudosan Holdings Corp. .... 4,236,781
58,085 TOMONY Holdings, Inc. ........ 137,465
255,890 Tomy Co. Ltd. ................ 2,835,780
800 Tonami Holdings Co. Ltd. ........ 21,735
44,900 Topcon Corp. ................. 634,605
174,000 Tosei Corp. ................... 1,671,046
454,239 Toshiba Corp. ................. 18,427,355
47,255 Toshiba TEC Corp. ............. 1,560,032
6,000 Totetsu Kogyo Co. Ltd. .......... 107,380

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
JAPAN (continued)
1,700 Totoku Electric Co. Ltd. ......... $ 29,407
9,900 Tow Co. Ltd. .................. 23,439
212,925 Towa Pharmaceutical Co. Ltd. ..... 4,051,012
6,600 Toyo Denki Seizo KK ........... 45,111
18,700 Toyo Machinery & Metal Co. Ltd. .. 79,230
10,400 TPR Co. Ltd. ................. 97,770
3,100 Trancom Co. Ltd. .............. 171,330
113,800 Transcosmos, Inc. .............. 3,228,806
33,205 Trend Micro, Inc. .............. 1,929,682
2,900 Trinity Industrial Corp. .......... 14,463
64,900 Trusco Nakayama Corp. ......... 923,614
88,900 Tsubakimoto Chain Co. ......... 2,115,950
90,000 Tsukuba Bank Ltd. ............. 132,897
8,200 Tsumura & Co. ................ 192,395
15,700 TV Asahi Holdings Corp. ........ 176,353
190,500 Ubicom Holdings, Inc. .......... 3,992,680
9,800 Uchida Yoko Co. Ltd. ........... 369,381
4,400 Union Tool Co. ................ 111,901
48,400 UNITED, Inc. ................ 605,393
17,500 Unitika Ltd.(a) ................ 30,255
17,500 Usen-Next Holdings Co. Ltd. ..... 274,058
116,540 USS Co. Ltd. ................. 2,286,810
22,900 V Technology Co. Ltd. .......... 514,235
9,000 Valor Holdings Co. Ltd. ......... 126,905
54,500 Vision, Inc.(a) ................. 478,097
385,300 Wacom Co. Ltd. ............... 2,527,904
4,600 Wakita & Co. Ltd. ............. 38,129
1,800 Warabeya Nichiyo Holdings Co. Ltd. 29,976
2,900 Waseda Academy Co. Ltd. ........ 25,298
800 WDB coco Co. Ltd. ............ 28,961
19,600 WDB Holdings Co. Ltd. ......... 375,766
36,400 Will Group, Inc. ............... 332,945
4,600 World Holdings Co. Ltd. ......... 82,300
2,000 Wowow, Inc. .................. 21,956
51,300 Xebio Holdings Co. Ltd. ......... 355,554
5,400 Yachiyo Industry Co. Ltd. ........ 27,646
126,300 YAMABIKO Corp. ............. 1,147,049
2,200 YAMADA Consulting Group Co. Ltd. 19,338
4,500 Yamagata Bank Ltd. (The) ........ 31,006
39,570 Yamaha Corp. ................. 1,687,821
73,615 Yamaha Motor Co. Ltd. .......... 1,422,031
80,000 Yamaichi Electronics Co. Ltd. ..... 1,075,283
49,900 Yamanashi Chuo Bank Ltd. (The) ... 428,197
87,835 Yamato Holdings Co. Ltd. ........ 1,537,025
229,020 Yamazen Corp. ................ 1,731,593
121,520 Yellow Hat Ltd. ................ 1,589,819
25,300 Yokogawa Bridge Holdings Corp. ... 365,628
9,200 Yokogawa Electric Corp. ......... 163,146
112,810 Yokohama Rubber Co. Ltd. (The) ... 1,652,376
2,300 Yondenko Corp. ............... 31,616
4,200 Yuasa Trading Co. Ltd. .......... 114,051
4,600 Yurtec Corp. .................. 25,169
20,100 Yushin Precision Equipment Co. Ltd. 106,845
Shares Value
JAPAN (continued)
53,500 Zenrin Co. Ltd. ................ $ 372,071
29,600 ZERIA Pharmaceutical Co. Ltd. .... 486,960
122,200 ZIGExN Co. Ltd. .............. 314,029
9,600 Zuken, Inc. ................... 245,060
585,125,074
JERSEY CHANNEL ISLANDS — 0.3%
334,564 Novocure Ltd.(a) ............... 22,747,006
LUXEMBOURG — 0.1%
34,935 APERAM SA ................. 1,139,031
14,765 Eurofins Scientific SE ........... 1,151,056
37,560 Grand City Properties SA ......... 512,269
23,060 Stabilus SE ................... 1,299,616
4,101,972
NETHERLANDS — 1.1%
45,006 Aalberts NV .................. 1,928,776
48,112 Arcadis NV ................... 1,778,973
50,408 ASM International NV .......... 15,483,922
42,315 ASR Nederland NV ............. 1,768,660
22,330 BE Semiconductor Industries NV .. 1,198,714
48,443 Brunel International NV ......... 548,728
204,989 Eurocommercial Properties NV REIT 4,641,446
187,057 Heijmans NV ................. 2,239,627
91,500 IMCD NV ................... 14,653,638
3,170 Kendrion NV ................. 49,927
2,477,821 Koninklijke BAM Groep NV(a) .... 6,041,721
65,982 Koninklijke DSM NV ........... 10,566,964
589,700 Koninklijke KPN NV ........... 1,945,416
1,205 Nedap NV ................... 71,284
37,020 NN Group NV ................ 1,737,069
210,225 OCI NV ..................... 7,298,310
232,569 Pharming Group NV(a) .......... 181,987
35,505 QIAGEN NV(a) ............... 1,779,398
39,060 Signify NV(c)(d) ............... 1,268,592
149,804 TKH Group NV ............... 6,149,596
84,420 TomTom NV(a) ............... 763,131
43,614 Van Lanschot Kempen NV ....... 998,731
29,985 Vastned Retail NV REIT ......... 726,580
82,903 Wereldhave NV REIT ........... 1,255,899
85,077,089
NEW ZEALAND — 0.3%
1,592,600 Argosy Property Ltd. REIT ....... 1,310,672
32,809 Bathurst Resources Ltd.(a) ........ 23,485
1,249,566 Fletcher Building Ltd. ........... 4,078,188
1,010,380 Fletcher Building Ltd. ........... 3,287,321
123,021 Kiwi Property Group Ltd. REIT ... 78,985
18,189 Mainfreight Ltd. ............... 883,571
89,259 Oceania Healthcare Ltd. ......... 52,952
19,122 Skellerup Holdings Ltd. .......... 67,648
166,813 SKY Network Television Ltd.(a) .... 242,162
587,055 Spark New Zealand Ltd. ......... 1,887,721
67,636 Summerset Group Holdings Ltd. ... 455,952

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
NEW ZEALAND (continued)
147,155 Xero Ltd.(a) .................. $ 9,694,379
22,063,036
NORWAY — 0.7%
103,126 2020 Bulkers Ltd. .............. 1,211,201
712,744 ABG Sundal Collier Holding ASA .. 434,412
6,792 AF Gruppen ASA .............. 120,993
33,964 Aker BP ASA(a)(e) .............. 1,118,416
58,155 Aker BP ASA .................. 2,020,674
8,478 American Shipping Co. ASA ...... 34,859
206 Atea ASA .................... 2,515
318,351 Austevoll Seafood ASA ........... 3,921,704
157,173 Awilco LNG AS(a) ............. 101,168
350,506 B2Holding ASA ............... 335,591
456,666 Belships ASA .................. 874,808
25,667 Bouvet ASA .................. 170,684
5,803,983 DNO ASA ................... 8,350,952
20,475 FLEX LNG Ltd. ............... 649,327
509,760 Golden Ocean Group Ltd. ........ 5,628,319
179,177 Grieg Seafood ASA ............. 2,751,310
111,206 Hoegh Autoliners ASA(a) ......... 398,250
91,259 Kongsberg Gruppen ASA ......... 3,362,778
244,420 Leroy Seafood Group ASA ........ 1,920,098
1,727 Medistim ASA ................. 52,915
77,435 Mowi ASA ................... 1,786,821
1,053,456 MPC Container Ships ASA ....... 2,569,170
1,799 Norwegian Energy Co. ASA(a) ..... 87,942
29,632 Odfjell Drilling Ltd.(a) .......... 71,107
164,486 OKEA ASA ................... 691,977
14,768 Olav Thon Eiendomsselskap ASA ... 267,548
11,425 Pareto Bank ASA ............... 62,564
32,658 Protector Forsikring ASA ......... 384,736
80,009 Rana Gruber ASA .............. 399,831
31,420 SpareBank 1 Nord Norge ......... 304,256
17,387 SpareBank 1 SMN .............. 222,938
4,705 Sparebanken More .............. 35,528
15,936 Sparebanken Vest ............... 153,625
185,760 Storebrand ASA ................ 1,562,436
171,465 TGS ASA .................... 2,545,072
70,540 TOMRA Systems ASA .......... 1,651,315
67,324 Veidekke ASA ................. 696,083
474,433 Wallenius Wilhelmsen ASA ....... 3,180,455
8,665 Western Bulk Chartering AS ...... 47,567
2,055 Wilh Wilhelmsen Holding ASA - Class
A ...................... 51,184
37,455 Yara International ASA .......... 1,596,234
51,829,363
PERU — 0.0%
645,000 Cia de Minas Buenaventura SAA -
ADR .................... 3,508,800
POLAND — 0.3%
566,867 Allegro.eu SA(a)(c)(d) ........... 3,083,140
Shares Value
POLAND (continued)
256,165 Grupa Lotos SA ................ $ 4,380,178
1,750,123 PGE Polska Grupa Energetyczna SA(a) 3,912,794
369,073 Polski Koncern Naftowy ORLEN SA 6,028,786
3,097,256 Tauron Polska Energia SA(a) ...... 2,186,085
19,590,983
PORTUGAL — 0.2%
381,515 Altri SGPS SA ................. 2,251,120
51,694 Greenvolt-Energias Renovaveis SA(a) 466,890
778,089 Navigator Co. SA (The) .......... 3,211,121
494,473 NOS SGPS SA ................ 1,867,857
735,665 REN - Redes Energeticas Nacionais
SGPS SA ................. 2,079,864
2,609,504 Sonae SGPS SA ................ 2,969,025
12,845,877
RUSSIA — 0.0%
3,531,360 Alrosa PJSC(b)(e) .............. 0
1,189,126,065 Federal Grid Co. Unified Energy
System PJSC(a)(b)(e) ........ 0
4,480,742 Gazprom PJSC(a)(b)(e) .......... 0
1,073,095 Gazprom PJSC - ADR(a)(b)(e) .... 0
112,793 Magnit PJSC(b)(e) ............. 0
532,967 Mobile TeleSystems PJSC(b)(e) .... 0
217,810,135 ROSSETI PJSC(a)(b)(e) ......... 0
1,641,600 Rostelecom PJSC(b)(e) .......... 0
461,432,194 RusHydro PJSC(b)(e) ........... 0
13,369,855 Surgutneftegas PJSC(b)(e) ........ 0
243,969 VK Co. Ltd. - GDR(a)(b)(c)(e) .... 0
0
SINGAPORE — 0.4%
99,600 APAC Realty Ltd. .............. 47,368
844,155 Ascendas Real Estate Investment Trust
REIT ................... 1,817,009
8,959 Asian Pay Television Trust - Units ... 766
477,600 Chip Eng Seng Corp. Ltd. ........ 221,373
1,798,940 ComfortDelGro Corp. Ltd. ....... 1,850,842
27,100 Cromwell European Real Estate
Investment Trust REIT(c) .... 55,354
325,700 CSE Global Ltd. ............... 108,456
23,500 Delfi Ltd. .................... 12,435
2,584,385 First Resources Ltd. ............. 2,587,453
97,900 Food Empire Holdings Ltd. ....... 36,908
3,296,300 Geo Energy Resources Ltd. ....... 1,017,973
1,744,200 Golden Agri-Resources Ltd. ....... 328,416
560,900 Golden Energy & Resources Ltd.(a) . 219,675
34 Ho Bee Land Ltd. .............. 69
305,000 Hour Glass Ltd. (The) ........... 491,067
4,156 Hyphens Pharma International Ltd. . 886
325,500 InnoTek Ltd. .................. 100,200
94,300 ISDN Holdings Ltd. ............ 35,274
39,190 Kenon Holdings Ltd. ............ 1,696,468
160,800 Kimly Ltd. ................... 42,528

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
SINGAPORE (continued)
219,700 LHN Ltd. .................... $ 46,863
213,100 Olam Group Ltd. .............. 250,984
68,690 OM Holdings Ltd. ............. 31,090
451,970 Parkway Life Real Estate Investment
Trust REIT ............... 1,567,850
332,000 Propnex Ltd.(c) ................ 396,706
91,500 PSC Corp. Ltd. ................ 24,188
3,517,995 Raffles Medical Group Ltd. ....... 2,930,337
156,500 Rex International Holding Ltd.(a) .. 29,165
304,400 RHT Health Trust REIT(a)(b)(e) ... 4,187
6,061,400 Riverstone Holdings Ltd. ......... 3,428,193
25,800 Samudera Shipping Line Ltd. ...... 20,986
2,011,000 Sembcorp Industries Ltd. ......... 4,242,979
1,688,010 Sheng Siong Group Ltd. ......... 1,955,324
563,100 Silverlake Axis Ltd. ............. 163,688
402,100 Singapore Medical Group Ltd. ..... 90,231
659,390 Singapore Technologies Engineering
Ltd. ..................... 1,922,625
144,500 Starhill Global REIT ............ 62,350
1,702,250 StarHub Ltd. .................. 1,541,319
531,800 UMS Holdings Ltd. ............ 455,737
386,360 UOL Group Ltd. ............... 2,087,457
139,570 Venture Corp. Ltd. ............. 1,778,154
68,400 Wing Tai Holdings Ltd. .......... 83,708
829,500 Yanlord Land Group Ltd. ......... 619,851
34,404,492
SOUTH AFRICA — 0.2%
1,201,683 Harmony Gold Mining Co. Ltd. -
ADR .................... 3,929,503
104,275 Investec Plc ................... 564,092
579,261 Remgro Ltd. .................. 4,769,981
2,043,616 Sappi Ltd.(a) .................. 6,767,661
16,031,237
SOUTH KOREA — 0.9%
23,209 Green Cross Corp. .............. 3,094,524
161,394 GS Engineering & Construction Corp. 3,710,340
124,679 Hankook Tire & Technology Co. Ltd. 3,342,100
70,221 Hyundai Department Store Co. Ltd. 3,606,882
137,051 Hyundai Engineering & Construction
Co. Ltd. ................. 4,456,409
102,010 KB Financial Group, Inc. ......... 3,793,949
94,348 Kia Corp. .................... 5,906,884
62,952 Korea Shipbuilding & Offshore
Engineering Co. Ltd.(a) ...... 4,113,767
51,649 LG Electronics, Inc. ............. 3,767,400
17,209 Lotte Chemical Corp. ........... 2,341,411
56,652 OCI Co. Ltd. ................. 5,362,354
401,995 Samsung Engineering Co. Ltd.(a) ... 6,084,777
1,163,031 Samsung Heavy Industries Co. Ltd.(a) 5,041,985
82,412 Samsung Life Insurance Co. Ltd. ... 3,852,503
32,924 Samsung SDS Co. Ltd. .......... 3,453,317
157,641 Shinhan Financial Group Co. Ltd. .. 4,341,308
Shares Value
SOUTH KOREA (continued)
572,093 SK Networks Co. Ltd. ........... $ 1,915,550
68,185,460
SPAIN — 0.5%
153,245 Acerinox SA .................. 1,495,112
772 Alantra Partners SA ............. 10,291
1,143,243 Almirall SA ................... 11,037,933
499,448 Atresmedia Corp. de Medios de
Comunicacion SA .......... 1,534,766
117,997 Cia de Distribucion Integral Logista
Holdings SA .............. 2,432,291
41,705 Construcciones y Auxiliar de
Ferrocarriles SA ............ 1,234,850
89,185 Ebro Foods SA ................ 1,484,128
5,686 Elecnor SA ................... 67,200
80,240 Enagas SA .................... 1,583,831
522,709 Faes Farma SA ................. 2,229,210
47,405 Fluidra SA .................... 886,101
2,708 Grupo Catalana Occidente SA ..... 80,754
116,824 Laboratorios Farmaceuticos Rovi SA . 6,116,792
917,320 Linea Directa Aseguradora SA Cia de
Seguros y Reaseguros ........ 1,018,046
77,377 Mediaset Espana Comunicacion SA(a) 269,230
8,331 Pharma Mar SA ................ 513,186
88,520 Red Electrica Corp. SA .......... 1,740,338
30,275 Viscofan SA .................. 1,763,169
35,497,228
SWEDEN — 1.2%
271,481 AAK AB ..................... 4,745,471
277,855 AcadeMedia AB(c)(d) ........... 1,368,892
46,615 Alfa Laval AB ................. 1,393,873
51 Alligo AB - Class B ............. 524
1,627 B3 Consulting Group AB ........ 21,619
134 BE Group AB ................. 1,693
116,656 Betsson AB - Class B ............ 806,394
50,341 Bilia AB - Class A .............. 711,292
116,075 BillerudKorsnas AB ............. 1,497,200
253,570 BioGaia AB - Class B ............ 2,390,680
94,682 Biotage AB ................... 2,082,847
13,548 Bjorn Borg AB ................ 52,269
49,825 Boliden AB ................... 1,665,095
685 BTS Group AB - Class B ......... 24,323
9,875 Bufab AB .................... 297,930
28,761 Byggmax Group AB ............. 139,644
4,989 Camurus AB(a) ................ 113,380
14,642 Catella AB .................... 49,296
725 Cellavision AB ................. 26,117
46,950 Clas Ohlson AB - Class B ........ 532,562
694,290 Cloetta AB - Class B ............ 1,389,660
50,188 Dios Fastigheter AB ............. 396,710
7,290 Doro AB(a) ................... 11,431
5,320 Ferronordic AB(a) .............. 16,221
2,903,162 Fortnox AB ................... 16,554,956

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
SWEDEN (continued)
1,620 G5 Entertainment AB ........... $ 35,712
459,454 Getinge AB - Class B ............ 10,368,007
7,993 Hanza AB .................... 43,802
37,189 HMS Networks AB ............. 1,772,763
6,304 Humana AB(a) ................ 29,643
116,750 Husqvarna AB - Class B .......... 930,467
62,645 Indutrade AB ................. 1,472,381
147,593 Inwido AB ................... 1,790,915
63,745 Lifco AB - Class B .............. 1,240,861
116,723 Lindab International AB ......... 2,043,048
79,018 MEKO AB ................... 928,869
2,496 Micro Systemation AB - Class B(a) .. 11,773
12,320 MIPS AB(c) .................. 659,117
51 Momentum Group AB(a) ........ 292
7,881 Mycronic AB .................. 115,913
79 Nederman Holding AB .......... 1,445
900,348 Net Insight AB - Class B(a) ....... 373,040
137,504 New Wave Group AB - Class B .... 2,107,536
7,204 Nilorngruppen AB - Class B ...... 79,083
68,092 Nolato AB - Class B ............. 409,759
110,000 Nordnet AB publ ............... 1,477,579
47,015 Orron Energy ab ............... 58,042
5,195 Pandox AB(a) ................. 76,186
19,329 Proact IT Group AB ............ 170,376
254 QleanAir AB .................. 871
39,166 Rottneros AB ................. 61,744
73,040 Saab AB - Class B .............. 2,642,122
124,363 Sectra AB - Class B ............. 2,283,166
157,340 Securitas AB - Class B ........... 1,591,072
2,429 Semcon AB ................... 26,936
72,890 Skanska AB - Class B ............ 1,243,500
58,180 SkiStar AB ................... 903,176
24,081 Softronic AB - Class B ........... 59,349
173,700 Svolder AB - Class B ............ 1,128,807
57,715 Sweco AB - Class B ............. 643,712
782,382 Swedish Orphan Biovitrum AB(a) .. 17,181,883
4,715 Systemair AB .................. 28,536
140,140 Tele2 AB - Class B .............. 1,600,909
59,684 Tethys Oil AB ................. 401,068
22,327 Volati AB(c) .................. 315,833
584,415 Wallenstam AB - Class B ......... 2,978,951
174,425 Wihlborgs Fastigheter AB ........ 1,487,349
97,065,672
SWITZERLAND — 2.1%
283,939 Alcon, Inc. ................... 22,347,170
10,264 ALSO Holding AG ............. 1,903,012
102,180 Arbonia AG .................. 1,453,132
107,249 Ascom Holding AG ............. 836,118
64,050 Baloise Holding AG ............. 10,205,028
5,494 Barry Callebaut AG ............. 12,172,853
1,694 Basilea Pharmaceutica AG(a) ...... 78,501
24,470 Belimo Holding AG ............ 10,045,277
Shares Value
SWITZERLAND (continued)
1,635 Bellevue Group AG ............. $ 54,706
14,325 BKW AG .................... 1,629,726
9,226 Bobst Group SA ............... 760,931
5,384 Bossard Holding AG - Class A ..... 1,200,005
20,109 Bucher Industries AG ........... 7,720,588
23,316 Burckhardt Compression Holding AG 10,533,554
606 Burkhalter Holding AG .......... 47,699
1,210 Bystronic AG ................. 895,224
3,373 Calida Holding AG ............. 162,199
88,625 Clariant AG(a) ................ 1,660,438
1,562 Coltene Holding AG ............ 152,346
32,418 Comet Holding AG ............. 5,978,907
13,937 dormakaba Holding AG ......... 6,639,336
266 Energiedienst Holding AG ........ 11,959
1,573 Feintool International Holding AG . 33,906
1,080,558 Ferrexpo Plc .................. 1,959,937
24,965 Galenica AG(c)(d) .............. 1,976,491
2,385 Geberit AG ................... 1,256,125
139,740 Georg Fischer AG .............. 8,540,762
43,961 Huber + Suhner AG ............ 3,958,375
52 Ina Invest Holding AG(a) ........ 1,054
2,742 Inficon Holding AG ............ 2,288,367
1,593 Investis Holding SA(c) ........... 174,252
11,005 Komax Holding AG ............ 2,985,389
8,388 Kudelski SA .................. 25,673
25,131 Leonteq AG .................. 1,498,373
2,878 Meier Tobler Group AG .......... 80,049
92 Metall Zug AG - Class B ......... 186,205
81,344 Mobilezone Holding AG ......... 1,451,815
6,320 Mobimo Holding AG ........... 1,627,285
177,660 OC Oerlikon Corp. AG .......... 1,374,926
19 Orell Fuessli AG ............... 1,651
135 Phoenix Mecano AG ............ 48,538
14,693 PSP Swiss Property AG .......... 1,757,168
10,610 Rieter Holding AG ............. 1,204,056
44,600 SFS Group AG ................ 4,902,499
2,079 Siegfried Holding AG ........... 1,538,570
5,120 Sonova Holding AG ............ 1,844,132
43,108 Tecan Group AG ............... 15,309,223
100,138 Temenos AG .................. 7,948,210
497 TX Group AG ................. 65,096
15,432 u-blox Holding AG ............. 1,806,480
3,790 VAT Group AG(c)(d) ........... 1,103,541
1,383 V-ZUG Holding AG(a) .......... 113,185
20,405 Zehnder Group AG ............. 1,317,519
164,867,561
TAIWAN — 0.7%
6,172,000 Acer, Inc. .................... 4,682,871
1,831,000 ASE Technology Holding Co. Ltd. .. 5,335,611
6,150,100 AUO Corp. ................... 2,761,639
2,226,018 Cheng Shin Rubber Industry Co. Ltd. 2,641,721

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
TAIWAN (continued)
9,150,432 China Petrochemical Development
Corp. ................... $ 3,132,595
1,645,000 ENNOSTAR, Inc. .............. 2,736,719
1,067,000 Everlight Electronics Co. Ltd. ..... 1,488,176
1,644,000 Hon Hai Precision Industry Co. Ltd. 6,008,402
2,247,000 HTC Corp.(a) ................. 4,932,232
2,741,431 International CSRC Investment
Holdings Co. .............. 1,877,411
4,243,000 Inventec Corp. ................ 3,369,968
1,363,000 Pegatron Corp. ................ 2,837,476
303,000 Phison Electronics Corp. ......... 2,972,215
6,722,000 Qisda Corp. .................. 6,442,028
4,812,696 Wistron Corp. ................. 4,268,980
55,488,044
THAILAND — 0.4%
11,652,166 Banpu Public Co. Ltd. - FOR ..... 4,290,104
141,702 Fabrinet(a) ................... 13,611,894
43,105,207 IRPC Public Co. Ltd. - FOR ...... 3,862,690
5,002,000 Italian-Thai Development Public Co.
Ltd. - FOR(a) ............. 278,942
3,299,558 PTT Global Chemical Public Co. Ltd.
- FOR ................... 4,007,093
396,032 Siam Cement Public Co. Ltd. (The) -
FOR .................... 4,029,759
1,731,183 Thai Oil Public Co. Ltd. - FOR .... 2,447,015
32,527,497
TURKEY — 0.6%
1,843,327 Arcelik AS .................... 6,692,184
6,634,452 Dogan Sirketler Grubu Holding AS . 1,442,260
18,659,402 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS REIT .......... 3,233,210
2,635,494 Eregli Demir ve Celik Fabrikalari TAS 4,082,435
4,092,900 Haci Omer Sabanci Holding AS .... 4,543,906
7,551,154 Petkim Petrokimya Holding AS(a) .. 3,761,645
1,473,215 Tekfen Holding AS ............. 2,098,200
3,078,894 Turkcell Iletisim Hizmetleri AS .... 2,925,416
22,848,712 Turkiye Is Bankasi AS - Class C .... 6,697,090
589,180 Turkiye Petrol Rafinerileri AS(a) .... 8,825,506
22,097,183 Yapi ve Kredi Bankasi AS ......... 5,881,653
50,183,505
UNITED KINGDOM — 5.5%
107,040 3i Group Plc .................. 1,663,161
990 4imprint Group Plc ............. 38,672
679,465 abrdn Plc .................... 1,377,564
13,299 accesso Technology Group Plc(a) ... 99,109
2,423,060 Adaptimmune Therapeutics Plc -
ADR(a) .................. 4,482,661
51,510 Admiral Group Plc ............. 1,203,871
71,208 Advanced Medical Solutions Group
Plc ..................... 243,719
38,112 AG Barr Plc ................... 251,242
Shares Value
UNITED KINGDOM (continued)
1,563,141 Alliance Pharma Plc ............. $ 1,851,899
2,015,849 Alphawave IP Group Plc(a) ....... 3,293,279
208,565 Ashmore Group Plc ............. 549,654
354,626 ASOS Plc(a) .................. 4,513,349
216,830 Auto Trader Group Plc(c)(d) ...... 1,671,654
777,605 B&M European Value Retail SA ... 4,026,323
1,412,634 Balfour Beatty Plc .............. 4,834,057
19,959 Belvoir Group Plc .............. 57,684
31,900 Berkeley Group Holdings Plc ...... 1,653,170
32,286 Big Yellow Group Plc REIT ....... 560,054
27,727 Bloomsbury Publishing Plc ....... 139,701
4,426,882 boohoo Group Plc(a) ............ 3,617,334
3,989 Braemar Shipping Services Plc ..... 12,675
883,471 Britvic Plc .................... 9,282,560
76,480 Burberry Group Plc ............. 1,681,304
23,539 Central Asia Metals Plc .......... 71,691
13,448 CentralNic Group Plc(a) ......... 20,288
9,531,947 Centrica Plc(a) ................ 10,213,466
380,893 Ceres Power Holdings Plc(a) ...... 2,829,484
10,247 Cerillion Plc .................. 136,684
430,386 Chemring Group Plc ............ 1,821,444
5,548 Chesnara Plc .................. 19,988
1,547,495 Civitas Social Housing Plc REIT(c) . 1,560,955
66,500 Clarkson Plc .................. 2,796,488
575,300 CLS Holdings Plc REIT ......... 1,421,479
114,670 CNH Industrial NV ............ 1,477,256
83,628 Computacenter Plc ............. 2,650,729
41,167 Concentric AB ................ 881,997
8,124,912 ConvaTec Group Plc(c)(d) ........ 22,656,220
7,431 Craneware Plc ................. 169,897
13,745 Croda International Plc .......... 1,256,981
14,062 CT Property Trust Ltd. REIT ...... 13,979
18,945 Custodian REIT Plc ............ 25,102
125,621 CVS Group Plc ................ 2,637,400
187,272 Dechra Pharmaceuticals Plc ....... 8,427,740
27,745 Devro Plc .................... 62,483
143 DFS Furniture Plc .............. 252
518,830 Direct Line Insurance Group Plc ... 1,302,030
297,290 Domino's Pizza Group Plc ........ 1,036,052
150,061 dotdigital group Plc ............. 179,482
1,821,388 Drax Group Plc ................ 17,472,068
2,500 Eco Animal Health Group Plc ..... 3,704
31,949 EKF Diagnostics Holdings Plc ..... 14,505
79,118 EMIS Group Plc ............... 1,766,814
1,306 Epwin Group Plc ............... 1,235
49,575 Ergomed Plc(a) ................ 728,275
164,662 FDM Group Holdings Plc ........ 1,857,336
639,463 Firstgroup Plc ................. 1,044,374
362,882 Frasers Group Plc(a) ............ 3,970,553
30,714 Galliford Try Holdings Plc ........ 64,070
42,977 Genel Energy Plc ............... 76,221
235,343 Genus Plc .................... 8,150,777
92,308 Go-Ahead Group Plc (The)(a) ..... 1,667,785

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
213,858 Greggs Plc .................... $ 5,331,923
914,974 Gulf Keystone Petroleum Ltd. ..... 2,633,683
43,490 Halma Plc .................... 1,224,804
22,413 Hargreaves Services Plc .......... 143,534
77,571 Headlam Group Plc ............. 288,576
3,119 Helical Plc .................... 14,861
72,080 Hill & Smith Holdings Plc ....... 1,158,611
8,586 Hollywood Bowl Group Plc ....... 21,108
2,343,916 Howden Joinery Group Plc ....... 19,347,993
26,854 Hunting Plc .................. 70,652
404,832 IMI Plc ...................... 6,610,511
3,007 Impact Healthcare REIT Plc(c) .... 4,302
480,735 Inchcape Plc .................. 4,920,413
201,995 Indivior Plc(a) ................. 791,042
27,865 Intertek Group Plc ............. 1,489,251
1,032,865 IP Group Plc .................. 1,088,037
1,967,595 ITM Power Plc(a) .............. 5,137,244
492,795 J Sainsbury Plc ................ 1,329,351
405 James Halstead Plc .............. 1,051
3,601,776 JD Sports Fashion Plc ........... 5,720,928
1,339,737 JET2 Plc(a) ................... 15,016,248
981,913 Just Group Plc ................. 855,349
217,379 Kainos Group Plc .............. 3,623,685
69,678 Keller Group Plc ............... 677,457
425,105 Lookers Plc ................... 391,032
16,283 M&C Saatchi Plc(a) ............ 30,319
28,648 Macfarlane Group Plc ........... 40,439
3,239,603 Man Group Plc ................ 10,777,328
19,287 Mears Group Plc ............... 45,421
84,420 Mondi Plc .................... 1,602,058
695,100 Moneysupermarket.com Group Plc . 1,730,394
57,670 Moonpig Group Plc(a) ........... 146,931
391,592 Morgan Advanced Materials Plc .... 1,524,080
28,783 Morgan Sindall Group Plc ........ 713,602
3,563 MP Evans Group Plc ............ 35,597
46,680 Next Fifteen Communications Group
Plc ..................... 584,481
775,550 Ninety One Plc ................ 1,931,372
484 Norcros Plc ................... 1,317
12,147 Numis Corp. Plc ............... 38,281
3,462,718 Ocado Group Plc(a) ............ 35,597,644
1,365 Odfjell Technology Ltd.(a) ........ 3,215
510,237 Orchard Therapeutics Plc - ADR(a) . 270,426
454,528 Oxford Biomedica Plc(a) ......... 2,668,693
96,831 Oxford Metrics Plc ............. 120,929
5,181,886 Oxford Nanopore Technologies Plc(a) 20,239,133
430,775 Pagegroup Plc ................. 2,397,681
243,755 Paragon Banking Group Plc ....... 1,591,500
5,827 Patisserie Holdings Plc(a)(e) ....... 0
48,310 Persimmon Plc ................ 1,114,329
138,251 Pharos Energy Plc(a) ............ 38,834
19,263 Photo-Me International Plc ....... 23,869
120,643 Polar Capital Holdings Plc ........ 718,887
Shares Value
UNITED KINGDOM (continued)
385,204 QinetiQ Group Plc ............. $ 1,794,017
195,165 Redrow Plc ................... 1,379,941
10,616 Renew Holdings Plc ............ 96,232
137,598 Renishaw Plc .................. 7,304,830
781,050 Rightmove Plc ................. 6,106,076
805 Robert Walters Plc .............. 5,313
3,739,945 Rotork Plc .................... 11,867,856
1,269,908 Royal Mail Plc ................. 4,388,545
1,657,956 RS GROUP Plc ................ 20,931,167
507,023 Safestore Holdings Plc REIT ...... 7,060,098
183,410 Sage Group Plc (The) ............ 1,580,650
53,484 Sanderson Design Group Plc ...... 69,998
284,292 Savills Plc .................... 4,144,827
34,857 Schroder Real Estate Investment Trust
Ltd. REIT ................ 23,003
97,665 Segro Plc REIT ................ 1,306,562
402,390 Serco Group Plc ............... 925,777
557,527 Serica Energy Plc ............... 2,580,507
746,312 SIG Plc(a) .................... 332,121
283,470 Smiths Group Plc .............. 5,349,705
41,690 Spectris Plc ................... 1,585,706
463,550 Speedy Hire Plc ................ 264,999
8,760 Spirax-Sarco Engineering Plc ...... 1,278,163
438,142 Spirent Communications Plc ...... 1,507,069
659,708 St. James's Place Plc ............. 9,909,524
734,368 Standard Chartered Plc .......... 5,061,773
444,369 SThree Plc .................... 2,040,995
17,990 Stolt-Nielsen Ltd. .............. 383,334
345,550 Synthomer Plc ................. 985,689
138,890 Telecom Plus Plc ............... 3,817,814
1,976,646 Trainline Plc(a)(c)(d) ............ 9,569,085
24,277 Travis Perkins Plc ............... 311,587
1,877,773 UK Commercial Property REIT Ltd. 1,762,814
2,730 Verici Dx Plc(a) ................ 755
60,862 Vertu Motors Plc ............... 43,633
242,285 Victrex Plc ................... 5,706,543
2,945 VIDENDUM Plc .............. 46,383
481,635 Watkin Jones Plc ............... 1,290,149
68,868 Wickes Group Plc .............. 114,353
419,565 YouGov Plc ................... 5,594,585
437,992,564
UNITED STATES — 37.3%
391,012 A.O. Smith Corp. .............. 24,739,329
148,422 Advance Auto Parts, Inc. ......... 28,737,468
159,744 AeroVironment, Inc.(a) .......... 13,840,220
204,331 Agilysys, Inc.(a) ................ 9,869,187
100,000 Albany International Corp. - Class A 9,127,000
332,907 Alnylam Pharmaceuticals, Inc.(a) ... 47,286,110
430,000 Altra Industrial Motion Corp. ..... 17,943,900
116,080 Ambarella, Inc.(a) .............. 10,046,724
71,565 Amedisys, Inc.(a) ............... 8,577,065
33,565 American States Water Co. ........ 2,925,861

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
UNITED STATES (continued)
90,910 AMN Healthcare Services, Inc.(a) .. $ 10,221,920
211,185 Antero Resources Corp.(a) ........ 8,371,373
306,699 Appian Corp.(a) ............... 14,884,102
105,505 Applied Industrial Technologies, Inc. 10,612,748
330,000 Asana, Inc. - Class A(a) .......... 6,375,600
82,465 ASGN, Inc.(a) ................. 8,556,568
58,752 Aspen Technology, Inc.(a) ........ 11,990,696
320,000 AtriCure, Inc.(a) ............... 15,811,200
79,805 Avalara, Inc.(a) ................ 6,976,553
324,600 Avid Bioservices, Inc.(a) .......... 6,378,390
57,214 Avidity Biosciences, Inc.(a) ........ 932,016
235,642 Axon Enterprise, Inc.(a) .......... 25,965,392
180,000 Axonics, Inc.(a) ................ 11,676,600
106,755 AZEK Co., Inc. (The)(a) ......... 2,207,693
126,860 Azenta, Inc. ................... 8,659,464
83,905 Bank OZK ................... 3,364,591
500,000 Barnes Group, Inc. ............. 16,910,000
207,681 Benefitfocus, Inc.(a) ............. 1,759,058
101,620 Berry Global Group, Inc.(a) ....... 5,858,393
423,375 BioCryst Pharmaceuticals, Inc.(a) ... 4,665,592
332,050 BioLife Solutions, Inc.(a) ......... 6,398,604
463,937 BJ's Wholesale Club Holdings, Inc.(a) 31,408,535
200,000 Blackbaud, Inc.(a) .............. 12,264,000
701,192 Blackline, Inc.(a) ............... 44,329,358
685,000 BRP Group, Inc. - Class A(a) ...... 18,885,450
161,475 Burlington Stores, Inc.(a) ......... 22,788,967
25,175 CACI International, Inc. - Class A(a) 7,610,151
68,890 Cactus, Inc. - Class A ............ 2,865,135
475,000 Cardiovascular Systems, Inc.(a) .... 7,319,750
234,228 Cardlytics, Inc.(a) .............. 3,232,346
149,887 Carlisle Cos, Inc. ............... 44,381,541
259,320 CBIZ, Inc.(a) ................. 11,830,178
170,027 CDW Corp. .................. 30,865,001
310,000 Central Garden & Pet Co. - Class A(a) 12,648,000
170,165 Certara, Inc.(a) ................ 3,912,093
105,521 CEVA, Inc.(a) ................. 3,928,547
606,213 Chegg, Inc.(a) ................. 12,912,337
146,063 Chinook Therapeutics, Inc.(a) ..... 2,703,626
1,241,194 Codexis, Inc.(a) ................ 8,514,591
26,775 Comfort Systems USA, Inc. ....... 2,829,047
180,000 Community Bank System, Inc. .... 12,119,400
270,000 CONMED Corp. .............. 26,360,100
108,734 Cooper Cos, Inc. (The) .......... 35,556,018
155,225 CryoPort, Inc.(a) ............... 5,774,370
145,000 CSW Industrials, Inc. ........... 17,323,150
341,560 Cushman & Wakefield Plc(a) ...... 5,738,208
781,780 CVB Financial Corp. ............ 20,850,073
19,465 Deckers Outdoor Corp.(a) ........ 6,096,633
194,873 Digimarc Corp.(a) .............. 2,983,506
50,238 Domino's Pizza, Inc. ............ 19,698,822
97,348 Dover Corp. .................. 13,013,481
435,710 Element Solutions, Inc. .......... 8,609,630
520,000 elf Beauty, Inc.(a) .............. 17,435,600
Shares Value
UNITED STATES (continued)
307,670 Envestnet, Inc.(a) .............. $ 17,927,931
439,260 Envista Holdings Corp.(a) ........ 17,855,919
149,270 Equifax, Inc. .................. 31,183,996
245,000 ESCO Technologies, Inc. ......... 18,999,750
176,265 Essent Group Ltd. .............. 7,360,826
330,000 European Wax Center, Inc. - Class A 6,903,600
140,876 Everbridge, Inc.(a) .............. 3,541,623
185,122 EverQuote, Inc. - Class A(a) ....... 1,934,525
860,000 Evoqua Water Technologies Corp.(a) 32,774,600
439,428 Exact Sciences Corp.(a) .......... 19,818,203
59,240 ExlService Holdings, Inc.(a) ....... 9,974,239
218,418 Expedia Group, Inc.(a) .......... 23,163,229
550,730 First Advantage Corp.(a) ......... 7,726,742
191,085 First Hawaiian, Inc. ............. 4,870,757
47,890 FormFactor, Inc.(a) ............. 1,702,968
46,065 Fox Factory Holding Corp.(a) ..... 4,360,513
220,000 Freshpet, Inc.(a) ............... 11,756,800
1,197,930 Freshworks, Inc. - Class A(a) ...... 15,704,862
59,185 Gentherm, Inc.(a) .............. 3,820,984
255,000 German American Bancorp, Inc. ... 9,649,200
286,118 Glaukos Corp.(a) ............... 15,407,454
345,000 Globus Medical, Inc. - Class A(a) ... 20,248,050
28,470 Guidewire Software, Inc.(a) ....... 2,212,688
74,000 Hamilton Lane, Inc. - Class A ..... 5,592,180
150,494 HashiCorp, Inc. - Class A(a) ...... 5,453,903
475,000 Hayward Holdings, Inc.(a) ........ 5,543,250
88,907 HEICO Corp. ................. 14,021,523
1,343,995 Hostess Brands, Inc.(a) .......... 30,401,167
671,409 IAA, Inc.(a) ................... 25,332,262
245,000 Independent Bank Corp. ......... 20,531,000
98,735 Independent Bank Group, Inc. ..... 6,982,539
257,987 Ingersoll Rand, Inc. ............. 12,847,753
222,110 Innospec, Inc. ................. 22,655,220
159,428 Inspire Medical Systems, Inc.(a) .... 33,318,858
697,565 Integra LifeSciences Holdings Corp.(a) 38,393,978
76,268 IPG Photonics Corp.(a) .......... 8,128,643
141,141 iRobot Corp.(a) ................ 6,493,897
110,000 J & J Snack Foods Corp. ......... 14,906,100
343,750 John Bean Technologies Corp. ..... 38,606,563
445,000 John Wiley & Sons, Inc. - Class A .. 23,237,900
120,909 Jones Lang LaSalle, Inc.(a) ........ 23,053,719
93,549 Keysight Technologies, Inc.(a) ..... 15,211,067
30,495 Kirby Corp.(a) ................. 1,934,603
85,716 Laboratory Corp. of America Holdings 22,473,878
195,000 Lancaster Colony Corp. .......... 25,814,100
181,802 Lantheus Holdings, Inc.(a) ........ 13,947,849
205,491 Legend Biotech Corp. - ADR(a) .... 9,707,395
134,240 LendingTree, Inc.(a) ............ 6,118,659
1,258,165 Leslie's, Inc.(a) ................ 19,073,781
237,152 Lincoln Electric Holdings, Inc. ..... 33,542,779
252,660 LivePerson, Inc.(a) .............. 3,446,282
279,567 LiveRamp Holdings, Inc.(a) ....... 7,439,278
30,581 Madrigal Pharmaceuticals, Inc.(a) ... 1,921,098

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
UNITED STATES (continued)
329,735 Magnolia Oil & Gas Corp. - Class A $ 7,956,506
49,400 Malibu Boats, Inc. - Class A(a) ..... 3,085,030
113,141 MarketAxess Holdings, Inc. ....... 30,636,320
44,165 Masimo Corp.(a) ............... 6,385,376
140,460 Matador Resources Co. .......... 8,115,779
274,685 Match Group, Inc.(a) ............ 20,137,157
178,907 MaxCyte, Inc.(a) ............... 975,043
112,545 Mercury Systems, Inc.(a) ......... 6,641,280
195,000 MGP Ingredients, Inc. ........... 20,510,100
309,575 Mister Car Wash, Inc.(a) ......... 3,591,070
64,490 MKS Instruments, Inc. .......... 7,622,718
450,281 Model N, Inc.(a) ............... 11,311,059
250,000 Montrose Environmental Group, Inc.
(a) ...................... 10,030,000
290,000 MSA Safety, Inc. ............... 37,218,600
324,229 Myriad Genetics, Inc.(a) ......... 8,553,161
191,387 Nasdaq, Inc. .................. 34,621,908
173,165 National Storage Affiliates Trust REIT 9,496,369
51,438 Nevro Corp.(a) ................ 2,229,837
440,000 New Relic, Inc.(a) .............. 26,694,800
38,800 Nexstar Media Group, Inc. - Class A 7,308,756
185,665 Novanta, Inc.(a) ............... 28,629,543
135,735 OGE Energy Corp. ............. 5,575,994
125,000 Omnicell, Inc.(a) ............... 13,765,000
385,000 Outset Medical, Inc.(a) .......... 5,948,250
259,015 P10, Inc. - Class A .............. 3,064,147
285,647 Pacira BioSciences, Inc.(a) ........ 16,156,194
190,000 Palomar Holdings, Inc.(a) ........ 11,850,300
66,782 Paycom Software, Inc.(a) ......... 22,070,783
95,735 Paycor HCM, Inc.(a) ............ 2,555,167
130,000 Penumbra, Inc.(a) .............. 18,119,400
217,980 Performance Food Group Co.(a) ... 10,835,786
71,550 Pinnacle Financial Partners, Inc. .... 5,659,605
26,215 Primerica, Inc. ................. 3,373,608
390,952 Progyny, Inc.(a) ................ 11,935,765
220,000 Prosperity Bancshares, Inc. ........ 16,299,800
426,785 Pulmonx Corp.(a) .............. 7,272,416
1,275,000 Pure Storage, Inc. - Class A(a) ..... 36,146,250
3,304,860 PureTech Health Plc(a) .......... 7,891,253
643,347 Q2 Holdings, Inc.(a) ............ 28,242,933
63,715 QuidelOrtho Corp.(a) ........... 6,501,479
75,000 RBC Bearings, Inc.(a) ........... 17,700,000
42,869 Relay Therapeutics, Inc.(a) ........ 815,368
40,845 Repligen Corp.(a) .............. 8,714,689
201,626 Rubius Therapeutics, Inc.(a) ....... 141,541
110,377 Saia, Inc.(a) ................... 26,253,169
800,000 Sally Beauty Holdings, Inc.(a) ..... 10,224,000
293,567 Schrodinger, Inc.(a) ............. 9,188,647
19,759 Seagen, Inc.(a) ................. 3,556,225
275,000 Selective Insurance Group, Inc. .... 21,411,500
160,000 Sensient Technologies Corp. ....... 13,756,800
130,000 Shake Shack, Inc. - Class A(a) ..... 6,689,800
174,495 Shift4 Payments, Inc. - Class A(a) ... 6,356,853
Shares Value
UNITED STATES (continued)
83,304 Shockwave Medical, Inc.(a) ....... $ 17,571,313
67,795 Shutterstock, Inc. .............. 3,830,418
360,000 SI-BONE, Inc.(a) .............. 4,838,400
555,000 Simply Good Foods Co. (The)(a) ... 18,104,100
39,265 Simpson Manufacturing Co., Inc. .. 4,055,289
88,855 Simulations Plus, Inc. ........... 5,700,048
117,070 Six Flags Entertainment Corp.(a) ... 2,653,977
94,163 Splunk, Inc.(a) ................ 9,784,477
213,339 Sprout Social, Inc. - Class A(a) ..... 11,114,962
75,255 SPS Commerce, Inc.(a) .......... 9,012,539
603,112 STAAR Surgical Co.(a) .......... 48,671,138
217,010 STAG Industrial, Inc. REIT ....... 7,113,588
120,000 Standex International Corp. ....... 11,649,600
160,325 Stericycle, Inc.(a) ............... 7,514,433
165,202 STERIS Plc ................... 37,277,831
110,000 Stock Yards Bancorp, Inc. ......... 7,606,500
247,050 Stratasys Ltd.(a) ................ 5,086,760
159,125 Summit Materials, Inc. - Class A(a) . 4,377,529
105,460 Syneos Health, Inc.(a) ........... 8,346,104
84,435 Synopsys, Inc.(a) ............... 31,029,863
140,770 Synovus Financial Corp. ......... 5,684,293
216,335 Tandem Diabetes Care, Inc.(a) ..... 14,323,540
299,889 Teladoc Health, Inc.(a) .......... 11,050,910
106,937 Teleflex, Inc. .................. 25,714,071
380,000 Tenable Holdings, Inc.(a) ......... 14,687,000
20,314 Tesla, Inc.(a) .................. 18,108,915
96,950 Texas Capital Bancshares, Inc.(a) ... 5,683,209
75,000 Transcat, Inc.(a) ................ 4,674,000
635,000 TriMas Corp. ................. 18,796,000
234,121 Trupanion, Inc.(a) .............. 14,756,647
95,145 UFP Technologies, Inc.(a) ........ 7,661,075
255,000 UMB Financial Corp. ........... 23,077,500
19,645 UniFirst Corp. ................. 3,848,259
1,169,180 Upwork, Inc.(a) ................ 21,699,981
1,229,892 US Foods Holding Corp.(a) ....... 38,741,598
1,051,253 Utz Brands, Inc. ............... 17,682,075
250,552 Varex Imaging Corp.(a) .......... 5,584,804
345,580 Veeco Instruments, Inc.(a) ........ 7,533,644
400,000 Veracyte, Inc.(a) ............... 10,536,000
281,234 Verastem, Inc.(a) ............... 300,920
2,481,671 ViewRay, Inc.(a) ............... 7,569,097
95,000 Washington Trust Bancorp, Inc. .... 5,213,600
88,181 Wayfair, Inc. - Class A(a) ......... 4,753,838
130,690 WEX, Inc.(a) ................. 21,721,985
200,000 Wingstop, Inc. ................ 25,236,000
233,422 Wolfspeed, Inc.(a) .............. 19,444,053
395,000 Wolverine World Wide, Inc. ...... 8,875,650
337,985 Workiva, Inc.(a) ............... 22,138,018
190,000 WSFS Financial Corp. ........... 9,066,800
151,551 Wyndham Hotels & Resorts, Inc. ... 10,519,155
240,000 Zevia PBC - Class A(a) .......... 816,000
35,775 Ziff Davis, Inc.(a) .............. 2,929,615
111,597 Zillow Group, Inc. - Class A(a) .... 3,905,895

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
Shares Value
UNITED STATES (continued)
488,082 Zillow Group, Inc. - Class C(a) .... $ 17,024,300
1,155,365 Zuora, Inc. - Class A(a) .......... 9,832,156
2,967,840,350
VIETNAM — 0.0%
563,790 Vietnam National Petroleum Group(a) 996,285
Total Common Stocks
(Cost $6,399,132,284)
6,458,501,711
RIGHTS/WARRANTS — 0.0%
THAILAND — 0.0%
2,510,366 Banpu Public Co. Ltd. Warrants,
Expire 09/30/22(a) ......... 480,795
2,510,366 Banpu Public Co. Ltd. Warrants,
Expire 09/30/23(a) ......... 265,972
746,767
UNITED STATES — 0.0%
146,063 Aduro Biotech CVR Rights, Expire
01/02/24(a)(b)(e) ........... 0
Total Rights/Warrants
(Cost $0)
746,767
EXCHANGE-TRADED FUNDS — 12.6%
789,535 Energy Select Sector SPDR Fund ... 61,915,335
746,250 First Trust Natural Gas ETF ....... 18,671,175
2,444,400 FlexShares Global Upstream Natural
Resources Index Fund ....... 100,684,836
292,521 Global X Silver Miners ETF ....... 7,716,704
1,253,255 Health Care Select Sector SPDR Fund 165,930,962
518,000 iShares S&P Small-Cap 600 Value
ETF .................... 50,049,160
237,500 SPDR S&P Biotech ETF ......... 19,268,375
707,500 SPDR S&P Metals & Mining ETF . 34,129,800
1,281,905 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 175,646,623
6,357,455 VanEck Junior Gold Miners ETF ... 213,737,637
958,300 Vanguard Energy ETF ........... 105,384,251
304,600 Vanguard Small-Cap Value ETF .... 50,118,884
Total Exchange-Traded Funds
(Cost $993,457,656)
1,003,253,742
INVESTMENT COMPANY — 0.3%
26,635,086 SEI Daily Income Trust Government
II Fund - Class A, 1.37%(f) ... 26,635,086
Total Investment Company
(Cost $26,635,086)
26,635,086
Shares Value
CASH SWEEP — 6.3%
501,119,906 Citibank - US Dollars on Deposit in
Custody Account, 0.10%(f) ... $ 501,119,906
Total Cash Sweep
(Cost $501,119,906)
501,119,906
Contracts
PUT OPTIONS PURCHASED — 0.0%
24,000 iShares Russell ETF , Strike $155.00 ,
Expires 08/19/22 , (Notional
amount $3,720,000) ........ 192,000
Total Put Options Purchased
(Cost $7,263,793) 192,000
TOTAL INVESTMENTS — 100.5%
(Cost $7,927,608,725)
$ 7,990,449,212
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.5)%
(40,217,713)
NET ASSETS — 100.0%
$ 7,950,231,499
(a) Non-income producing security.
(b) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(e) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $1,122,603 which is 0.01% of net assets and the cost is $56,909,154.
(f) The rate shown represents the current yield as of July 31, 2022.

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2022
(Unaudited)
The following abbreviations are used in the report:
Forward Foreign Currency Exchange Contracts Outstanding at July 31, 2022 :
Currency Purchased Currency  Sold Counterparty
Settlement
Date
Unrealized
Appreciation
/(Depreciation)
USD 50,000,000 CAD 63,970,500 JPMorgan Chase Bank, N.A. 08/10/22 $ 45,297
CAD 63,970,500 USD 49,657,862 JPMorgan Chase Bank, N.A. 08/10/22 296,840
SGD 276,455,600 USD 199,026,378 JPMorgan Chase Bank, N.A. 08/10/22 1,105,787
1,447,924
USD 200,000,000 SGD 276,455,600 JPMorgan Chase Bank, N.A. 08/10/22 (132,164)
Total Forward Foreign Currency Exchange Contracts $ 1,315,760
ADR — American Depositary Receipt
CAD — Canadian Dollar
CVR — Contingent Value Right
ETF — Exchange-Traded Fund
FOR — Foreign Ownership Restrictions
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SGD — Singapore Dollar
SPDR — Standard & Poor's Depositary Receipt
USD — U.S. Dollar
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Argentina ................................... 0.1%
Australia .................................... 2.7
Austria ..................................... 0.1
Belgium .................................... 0.4
Bermuda .................................... 0.3
Brazil ...................................... 0.4
Canada ..................................... 3.8
Chile ...................................... 0.0 *
China ...................................... 3.3
Costa Rica ................................... 0.0 *
Denmark ................................... 1.4
Finland ..................................... 0.5
France ...................................... 1.3
Georgia ..................................... 0.0 *
Germany .................................... 1.6
Greece ..................................... 0.1
Hong Kong .................................. 0.8
Iceland ..................................... 0.1
India ....................................... 0.6
Indonesia ................................... 0.0 *
Ireland ..................................... 0.2
Israel ....................................... 2.6
Italy ....................................... 0.8
Japan ...................................... 7.4
Jersey Channel Islands .......................... 0.3
Country:
Percentage
of Net Assets
Luxembourg ................................. 0.1%
Netherlands .................................. 1.1
New Zealand ................................. 0.3
Norway ..................................... 0.7
Peru ....................................... 0.0 *
Poland ..................................... 0.3
Portugal .................................... 0.2
Russia ...................................... 0.0 *
Singapore ................................... 0.4
South Africa ................................. 0.2
South Korea ................................. 0.9
Spain ...................................... 0.5
Sweden ..................................... 1.2
Switzerland .................................. 2.1
Taiwan ..................................... 0.7
Thailand .................................... 0.4
Turkey ..................................... 0.6
United Kingdom .............................. 5.5
United States ................................. 37.3
Vietnam .................................... 0.0 *
Other** ..................................... 18.7
100.0%
*
Represents less than 0.01% of net assets.
**
Includes cash and equivalents, options, exchange-traded funds, rights/warrants, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.